As filed with the Securities and Exchange Commission
on September 11, 1998                              Registration Nos.:  333-20891
                                                                        811-8039


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20546

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      X
         Pre-Effective Amendment No.     [ ]                                ---


         Post-Effective Amendment No.    [5]
                                         ---
                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
         Amendment No.                   [6]                                 X
                                         ---                                ---



                               THIRD AVENUE TRUST
                               ------------------
               (Exact name of Registrant as Specified in Charter)


                 767 Third Avenue, New York, New York 10017-2023
                ------------------------------------------------
           (Address of Principal Executive Offices including Zip Code)



                    (toll-free) (800)443-1021, (212)888-5222
                    ----------------------------------------
              (Registrant's Telephone Number, including Area Code)



Please send copies of communications to:

David M. Barse                         Richard T. Prins, Esq.
767 Third Avenue                       Skadden, Arps, Slate, Meagher & Flom LLP
New York, New York 10017-2023          919 Third Avenue, New York, NY 10022
(Name and Address of Agent for Service)

It is proposed that this filing will become effective:


[X] 75 days after filing (or a later date determined by Registrant), pursuant to paragraph (a)(2) of Rule 485.

                               THIRD AVENUE TRUST
                              CROSS-REFERENCE SHEET
                           [as required by Rule 481a]


Part A.
Item No.                                                    Prospectus Caption
--------                                                    ------------------
Item 1.   Cover Page                                        Cover Page

Item 2.   Synopsis                                          Cover Page; Fund Expenses

Item 3.   Condensed Financial Information                   Financial Highlights

Item 4.   General Description of Registrant                 About The Funds

Item 5.   Management of the Fund                            Management of the Funds;
                                                            Performance Information

Item 5a.  Management's Discussion of Fund Performance       Inapplicable

Item 6.   Capital Stock and Other Securities                About the Funds; Shareholder
                                                            Services; Dividends, Capital
                                                            Gain Distributions and Taxes

Item 7.   Purchase of Securities Being Offered              How to Purchase Shares, How
                                                            to Exchange Shares

Item 8.   Redemption or Repurchase                          How to Redeem Shares

Item 9.   Legal Proceedings                                 Inapplicable

Part B.                                                  Statement of Additional
Item No.                                                 Information Caption
--------                                                 -------------------
Item 10.  Cover Page                                     Cover Page

Item 11.  Table of Contents                              Table of Contents

Item 12.  General Information and History                General Information

Item 13.  Investment Objectives and Policies             Investment Policies;
                                                         Investment Restrictions

Item 14.  Management of the Registrant                   Management of the Trust;
                                                         Compensation Table

Item 15.  Control Persons and Principal                  Principal Shareholders
          Holders of Securities

Item 16.  Investment Advisory and Other                  Investment Adviser;
          Services                                       Investment Advisory Agreement;
                                                         Administrator; Custodian

Item 17.  Brokerage Allocation                           Portfolio Trading Practices

Item 18.  Capital Stock and Other Securities             Inapplicable


Item 19.  Purchase, Redemption and Pricing               Purchase Orders; Redemption
          of Securities Being Offered                    of Shares; (See Prospectus)


Item 20.  Tax Status                                     Dividends, Capital Gain
                                                         Distributions and Taxes

Item 21.  Underwriters                                   Distributor

Item 22.  Calculations of Performance Data               Performance Information

Item 23.  Financial Statements                           Financial Statements

Part C.  Other Information
--------------------------

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Post-Effective Amendment No. 5 to the Registration Statement.

================================================================================
                             THIRD AVENUE VALUE FUND

                        THIRD AVENUE SMALL-CAP VALUE FUND

                          THIRD AVENUE HIGH YIELD FUND

                       THIRD AVENUE REAL ESTATE VALUE FUND

                                   PROSPECTUS
                                   ----------

                               SEPTEMBER 15, 1998

================================================================================
                               [GRAPHIC OMITTED]

                                    CONTENTS

FUND EXPENSES                                            3
FINANCIAL HIGHLIGHTS                                     5
ABOUT THE FUNDS                                          8
  Investment Objectives                                  8
  Risk Factors Specific to Third
   Avenue Real Estate Value Fund                        10

INVESTMENT PHILOSOPHY
  AND APPROACH                                          11
  Value Discipline                                      11
  Intensive Research                                    11
  Diversification                                       11
  Buy and Hold                                          11
  Investment in Equity Securities                       11
  Investment in Debt Securities                         12
  Convertible Securities                                13
  Mortgage-Backed Securities                            13
  Asset-Backed Securities                               14
  Floating Rate, Inverse Floating
   Rate and Index Obligations                           14
  Investment in High Yield Debt Securities              15
  Zero-Coupon and Pay-in-Kind Securities                17
  Loans and Other Direct Debt Instruments               17
  Trade Claims                                          18
  Portfolio Practices                                   18
  Foreign Securities                                    18
  Foreign Currency Transactions                         19
  Restricted and Illiquid Securities                    20
  Investment in Relatively New Issues                   20
  Temporary Defensive Investments                       21
  Borrowing                                             21
  Investment in Other Investment Companies              21
  Simultaneous Investments                              21
  Restrictions on Investments                           22
  Securities Lending                                    22
  Portfolio Turnover                                    23
MANAGEMENT OF THE FUNDS                                 24
  The Investment Adviser                                24
  Advisory Fees                                         25
  Administrator                                         26
  Distributor                                           26
  Custodian and Transfer Agent                          26
  Portfolio Trading Practices                           27

PERFORMANCE INFORMATION                                 28
  Performance Illustrations                             28

DIVIDENDS, CAPITAL GAIN
  DISTRIBUTIONS AND TAXES                               30
  Distribution Options                                  31
  Withholding                                           32

HOW TO PURCHASE SHARES                                  33
  Business Hours                                        33
  Determining Net Asset Value                           33
  Share Certificates                                    34
  Through an Authorized Broker-
   Dealer or Investment Adviser                         34
  New Accounts                                          35
  Initial Investment                                    35
  By Mail                                               35
  By Wire                                               36
  Additional Investments By Mail                        36
  Additional Investments Through
   the Automatic Investment Plan                        36
  Individual Retirement Accounts                        37
  Other Retirement Plans                                37

HOW TO REDEEM SHARES                                    38
  By Mail                                               38
  Telephone Redemption Service                          38
  Fees                                                  39
  Redemption Without Notice                             39
  Account Minimum                                       39
  Payment of Redemption Proceeds                        39
  Wired Proceeds                                        39
  Signature Guarantees/Other Documents                  40
  Systematic Withdrawal Plan                            40
  Early Redemption Fee                                  40

HOW TO EXCHANGE SHARES                                  42
  Inter-Fund Exchange Privilege                         42
  Money Market Exchange Privilege                       42
  Early Redemption Fee                                  43

SHAREHOLDER SERVICES                                    44
  Telephone Information                                 44

TRANSFER OF OWNERSHIP                                   45


APPENDIX

DESCRIPTION OF CORPORATE BOND RATINGS                   46
  Standard & Poor's Ratings Group                       46
  Moody's Investor's Service, Inc.                      48
--------------------------------------------------------------------------------

Third Avenue Trust (the "Trust") is an open-end, non-diversified, management investment company organized as a Delaware business trust. The Trust currently consists of four separate investment series; THIRD AVENUE VALUE FUND, THIRD AVENUE SMALL-CAP VALUE FUND, THIRD AVENUE HIGH YIELD FUND and THIRD AVENUE REAL ESTATE VALUE FUND (each a "Fund" and, collectively, the "Funds"). Each Fund seeks to achieve its investment objective by adhering to a strict value discipline when selecting securities, although each Fund has a distinct investment approach.

THIRD AVENUE VALUE FUND seeks to achieve its objective of long-term capital appreciation by investing in a portfolio of equity securities of well-financed companies believed to be priced below their private market values and debt securities providing strong, protective covenants and high effective yields.

THIRD AVENUE SMALL-CAP VALUE FUND seeks to achieve its objective of long-term capital appreciation by investing at least 65% of its total assets in a portfolio of equity securities of well-financed companies having market capitalizations of below $1 billion at the time of investment and believed to be priced below their private market values.

THIRD AVENUE HIGH YIELD FUND seeks to achieve its objective of maximizing total return through a combination of income and capital appreciation by investing at least 65% of its total assets in a portfolio of non-investment grade fixed income or other debt securities of companies whose capital structures, in the opinion of EQSF Advisers, Inc., the Fund's investment adviser, have a market value priced below their private market values.

THIRD AVENUE REAL ESTATE VALUE FUND seeks to achieve its objective of long-term capital appreciation by investing at least 65% of its total assets in a portfolio of equity and debt securities of well-financed companies in the real estate industry or related industries or that own significant real estate assets at the time of investment.


Some of the securities in which the Funds may invest are regarded as speculative. As with all mutual funds, there is no assurance the Funds will achieve their objectives. The Funds are not intended to be a complete investment program.

THIRD AVENUE HIGH YIELD FUND INTENDS TO INVEST AT LEAST 65% OF ITS TOTAL ASSETS IN MEDIUM AND LOWER RATED AND COMPARABLE UNRATED FIXED INCOME AND OTHER DEBT SECURITIES, COMMONLY REFERRED TO AS "JUNK BONDS." THESE SECURITIES ARE CONSIDERED TO BE SPECULATIVE WITH REGARD TO THE PAYMENT OF INTEREST AND RETURN OF PRINCIPAL AND INVOLVE GREATER VOLATILITY OF PRICE THAN HIGHER QUALITY FIXED INCOME SECURITIES. INVESTORS SHOULD CAREFULLY ASSESS THE RISKS ASSOCIATED WITH AN INVESTMENT IN JUNK BONDS BEFORE INVESTING IN THIRD AVENUE HIGH YIELD FUND. SEE "INVESTMENT IN HIGH YIELD DEBT SECURITIES."

This Prospectus contains important information about the Funds that a prospective investor should know before investing. It should be read and retained for future reference. A Statement of Additional Information ("SAI"), dated September 15, 1998, about the Funds has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. You can obtain the SAI without charge by writing or calling the Funds at 767 Third Avenue, New York, NY 10017-2023, (800) 443-1021 or (212) 888-5222. The SAI,
material incorporated by reference into this Prospectus, and any other information regarding the Funds are maintained electronically with the Securities and Exchange Commission at its Internet Web sight (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]


Each Fund's objective is suitable for investors who are willing to hold their shares through periods of market fluctuations and the accompanying changes in prices of the Funds' portfolio securities and, in the case of THIRD AVENUE HIGH YIELD FUND, for investors seeking current income. The Funds are not intended for investors seeking short-term price appreciation or for "market timers."

Shares of each Fund are sold and redeemed at net asset value. See "How to Purchase Shares" and "How to Redeem Shares."

No person is authorized by the Funds to give any information or make any representation other than those contained herein or in other printed or written material issued by the Funds, and no person is entitled to rely upon any other information or representation.


THIRD AVENUE VALUE FUND is currently closed to new investors. See "How to Purchase Shares."



--------------------------------------------------------------------------------

================================================================================
                               [GRAPHIC OMITTED]

FUND EXPENSES

The following table illustrates all expenses and fees that a shareholder of the Funds will incur.



                                                         THIRD AVENUE                        THIRD AVENUE
                                      THIRD AVENUE        SMALL-CAP         THIRD AVENUE      REAL ESTATE
                                       VALUE FUND         VALUE FUND       HIGH YIELD FUND     VALUE FUND
                                       ----------         ----------       ---------------     ----------

SHAREHOLDER
   TRANSACTION
   EXPENSES:
Sales Load Imposed
   on Purchases                          None                None              None              None
Sales Load Imposed on

  Reinvested Dividends                   None                None              None              None
Deferred Sales Load                      None                None              None              None
Redemption Fee Payable
  to the Fund                            None                None              1.00%*            1.00%*
ANNUAL FUND OPERATING
  EXPENSES: (AS A PER-
  CENTAGE OF NET ASSETS)
Management Fees                           .90%                .90%              .90%              .90%
12b-1 Fees                               None                None              None              None
Other Expenses                            .23%                .75%             1.00%             1.00%
                                          ---                 ---              ----              ----
                                                                              (after             (after
                                                                            reimburse-          reimburse-
                                                                              ments)              ments)
Total Fund
   Operating Expenses                      1.13%             1.65%             1.90%             1.90%
                                           ====              ====              ====              ====
                                                                             (after             (after
                                                                            reimburse-         reimburse-
                                                                              ments)             ments)


Example

The following example illustrates the expenses that a shareholder would pay on a $1,000 investment, assuming a 5% annual rate of return and redemption at the end of each time period.

                                        1 Year    3 Years    5 Years   10 Years
                                        ------    -------    -------   --------
THIRD AVENUE VALUE FUND                   $12       $36        $63       $138
THIRD AVENUE SMALL-CAP VALUE FUND         $17       $52        $90       $197
THIRD AVENUE HIGH YIELD FUND              $30       $60
THIRD AVENUE REAL ESTATE VALUE FUND       $30       $60

--------------------------------------------------------------------------------
                                       3
================================================================================

================================================================================
                               [GRAPHIC OMITTED]


The purpose of this table is to assist investors in understanding the various costs and expenses that investors will bear directly or indirectly. The expenses of THIRD AVENUE VALUE FUND are based on actual expenses incurred for the fiscal year ended October 31, 1997. The other expenses of THIRD AVENUE SMALL-CAP VALUE FUND are estimated based on actual expenses incurred for the period April 1, 1997, commencement of operations, to October 31, 1997. THIRD AVENUE HIGH YIELD FUND commenced operations on February 12, 1998. The other expenses of THIRD AVENUE HIGH YIELD FUND are estimated based on actual expenses incurred for the period February 12, 1998, commencement of operations, to August 31, 1998. THIRD AVENUE REAL ESTATE VALUE FUND commenced operations on or about September 17, 1998. Because THIRD AVENUE REAL ESTATE VALUE FUND has no operating history, "Other Expenses" is based on estimated amounts for the current fiscal year. From time to time, the Adviser may voluntarily waive receipt of its fees and/or assume certain expenses of the Funds which would have the effect of lowering the expense ratio and increasing the yield to investors. The expenses noted above for THIRD AVENUE HIGH YIELD FUND and THIRD AVENUE REAL ESTATE VALUE FUND, without reimbursement, would be: "Other Expenses" 3.40% and 1.68%, respectively, and "Total Fund Operating Expenses" 4.30% and 2.58%, respectively. In addition, shareholders of each Fund pay a $9 charge for redemptions by wire. For a further description of the various costs and expenses incurred in the Funds' operations, as well as any reimbursements or waiver arrangements, see "Management of the Funds."


THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

--------------------------------------------------------------------------------

* There will be a 1% fee retained by THIRD AVENUE HIGH YIELD FUND and THIRD AVENUE REAL ESTATE VALUE FUND which is imposed only on redemptions or exchanges of shares held less than one year. For additional information, see "How to Redeem Shares - Early Redemption Fee" and "How to Exchange Shares - Early Redemption Fee."

--------------------------------------------------------------------------------
                                       4
================================================================================

================================================================================
                               [GRAPHIC OMITTED]

                              FINANCIAL HIGHLIGHTS

                               THIRD AVENUE TRUST


The following sets forth information for THIRD AVENUE VALUE FUND, THIRD AVENUE SMALL-CAP VALUE FUND and THIRD AVENUE HIGH YIELD FUND regarding per share income and capital changes from each of the Fund's commencement of operations to April 30, 1998, the end of the Funds' most recent semi-annual period. The Financial Highlights for the fiscal years included herein have been audited by PricewaterhouseCoopers LLP, independent accountants, whose unqualified report on the October 31, 1997 financial statements appears in the Funds' Annual Report to Shareholders. The Financial Highlights for the period ended April 30, 1998 have not been audited. This information should be read in conjunction with the financial statements and accompanying notes appearing in the 1997 Annual Report to Shareholders and the Funds' Semi-Annual Report for the period ended April 30, 1998, which are incorporated by reference into the SAI.

Because the Trust's new Fund, THIRD AVENUE REAL ESTATE VALUE FUND, commenced investment operations on or about September 17, 1998, no financial highlights are available.


THIRD AVENUE VALUE FUND: SELECTED DATA AND RATIOS


                                       (UNAUDITED)
                                       SIX MONTHS
                                          ENDED
                                        APRIL 30,                        (YEARS ENDED OCTOBER 31,)
                                                    ------------------------------------------------------------------------
                                          1998       1997       1996       1995       1994      1993        1992       1991
                                         ------     ------     ------     ------     ------     ------     ------     ------
NET ASSET VALUE,
     BEGINNING OF PERIOD                 $31.94     $24.26     $21.53     $18.01     $17.92     $13.57     $12.80     $10.00
                                         ------     ------     ------     ------     ------     ------     ------     ------
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                     .29        .48        .53        .38        .29        .18        .19        .15
  Net gain on securities (both
   realized and unrealized)                2.58       7.92       2.76       3.53        .16       4.77        .64       4.65
                                         ------     ------     ------     ------     ------     ------     ------     ------
  Total from Investment Operations         2.87       8.40       3.29       3.91        .45       4.95        .83       4.80
                                         ------     ------     ------     ------     ------     ------     ------     ------
 LESS DISTRIBUTIONS:
  Dividends from
   net investment income                   (.41)      (.57)      (.41)      (.25)      (.22)      (.24)      (.02)      (.15)
  Distributions from
    net realized gains                     (.16)      (.15)      (.15)      (.14)      (.14)      (.36)      (.04)     (1.85)
                                         ------     ------     ------     ------     ------     ------     ------     ------
  Total Distributions                      (.57)      (.72)      (.56)      (.39)      (.36)      (.60)      (.06)     (2.00)
                                         ------     ------     ------     ------     ------     ------     ------     ------
  Net Asset Value, End Of Period         $34.24     $31.94     $24.26     $21.53     $18.01     $17.92     $13.57     $12.80
                                         ======     ======     ======     ======     ======     ======     ======     ======
 TOTAL RETURN                              9.15%     35.31%     15.55%     22.31%      2.56%     37.36%      6.50%     49.16%

 RATIOS/SUPPLEMENTAL DATA:
 Net Assets, End of Period
  (in thousands)                     $2,001,489 $1,646,240   $566,847   $312,722   $187,192   $118,958    $31,387    $17,641
Ratio of Expenses to Average
Net Assets                                 1.08%1     1.13%      1.21%      1.25%      1.16%      1.42%      2.32%      2.50%
Ratio of Net Income to Average
Net Assets                                 1.83%1     2.10%      2.67%      2.24%      1.85%      1.45%      1.71%      1.71%
Portfolio Turnover Rate                       4%        10%        14%        15%         5%        17%        31%        67%


-------
1 Annualized

--------------------------------------------------------------------------------
                                       5
================================================================================

================================================================================
                               [GRAPHIC OMITTED]


THIRD AVENUE SMALL-CAP VALUE FUND: SELECTED DATA AND RATIOS


                                      (Unaudited)
                                       Six Months           Period from
                                         Ended             April 1, 1997*
                                     April 30, 1998      to October 31,1997
                                     --------------      ------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD                    $12.37                $10.00
INCOME FROM
  INVESTMENT OPERATIONS:
  Net investment income                     .03                   .05

  Net gain on securities
    (both realized
    and unrealized)                         .80                  2.32
                                         ------                 -----

  Total from investment
    operations                              .83                  2.37
                                         ------                 -----
LESS DISTRIBUTIONS:

  Dividends from net
   investment income                       (.06)
                                         ------
  Total Distributions                      (.06)
                                         ------
Net Asset Value, End Of Period           $13.14                 12.37
                                         ======                 =====
TOTAL RETURN                               6.79%                23.70%1

RATIOS/SUPPLEMENTAL DATA:

  Net Assets, End of Period
   (in thousands)                      $165,916              $107,256
  Ratio of Expenses to
    Average Net Assets                     1.30%2                1.65%2
  Ratio of Net Income
    to Average Net Assets                  0.65%2                1.44%2
  Portfolio Turnover Rate                     2%1                   7%1


---------
1 Not Annualized
2 Annualized
* Commencement of investment operations

--------------------------------------------------------------------------------
                                       6
================================================================================

================================================================================
                               [GRAPHIC OMITTED]


THIRD AVENUE HIGH YIELD FUND: SELECTED DATA AND RATIOS
(Period from February 12, 1998* to April 30,)

                                                                   (Unaudited)
                                                                      1998
                                                                   ----------
NET ASSET VALUE, BEGINNING OF PERIOD                                 $10.00
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                                 .06
  Net gain on securities (both realized and unrealized)                 .36
                                                                     ------
  Total from Investment Operations                                      .42

                                                                     ------
Net Asset Value, End Of Period                                       $10.42
                                                                     ======
TOTAL RETURN                                                           4.20%1

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)                             $8,057
Ratio of Expenses to Average Net Assets

  Before expense reimbursement                                         7.59%2
  After expense reimbursement                                          1.90%2
Ratio of Net Income to Average Net Assets
  Before expense reimbursement                                        (0.37%)2
  After expense reimbursement                                          5.32%2
Portfolio Turnover Rate                                                11%1

----------
1 Not Annualized
2 Annualized
* Commencement of investment operations


--------------------------------------------------------------------------------
                                       7
================================================================================

================================================================================
                               [GRAPHIC OMITTED]

                                ABOUT THE FUNDS


Third Avenue Trust (the "Trust") was organized as a business trust under the laws of the state of Delaware pursuant to a Trust Instrument dated October 31, 1996. At the close of business on March 31, 1997, shareholders of Third Avenue Value Fund, Inc. ("Third Avenue Maryland"), a Maryland corporation which was incorporated on November 27, 1989 and began operations on October 9, 1990, became shareholders of THIRD AVENUE VALUE FUND, a series of the Trust, pursuant to a merger agreement which was approved by a majority of Third Avenue Maryland's shareholders on December 13, 1996. Upon this merger, all assets, privileges, powers, franchises, liabilities and obligations of Third Avenue Maryland were assumed by the Trust. Except as noted herein, all information about THIRD AVENUE VALUE FUND includes information about its predecessor, Third Avenue Maryland. THIRD AVENUE SMALL-CAP VALUE FUND and THIRD AVENUE HIGH YIELD FUND, series of the Trust, commenced investment operations on April 1, 1997 and February 12, 1998, respectively.


INVESTMENT OBJECTIVES

The investment objective of each of THIRD AVENUE VALUE FUND, THIRD AVENUE SMALL-CAP VALUE FUND and THIRD AVENUE REAL ESTATE VALUE Fund is long-term capital appreciation. The investment objective of THIRD AVENUE HIGH YIELD FUND is to maximize total return through a combination of income and capital appreciation. Each investment objective is a fundamental policy and may not be changed without the affirmative vote of a majority of that Fund's outstanding voting securities. In pursuit of the Funds' investment objectives, the research efforts of the Funds' Adviser, EQSF Advisers, Inc., emphasize analysis of documents, especially stockholder mailings and Securities and Exchange Commission ("SEC") filings by issuers. The Adviser's intensive research process, combined with the Adviser's investment philosophy, may mean that any or all Funds may be constructed using a relatively limited number of securities.

THIRD AVENUE VALUE FUND seeks to achieve its objective by following a value investing philosophy to acquire common stocks of well-financed companies at a substantial discount to the Adviser's estimate of the issuing company's private market value or takeover value. The Fund also seeks to acquire senior securities, such as preferred stocks and debt instruments, that have strong covenant protections and above-average current yields, yields to events, or yields to maturity. See "Investment in Equity Securities" and "Investment in Debt Securities."

THIRD AVENUE SMALL-CAP VALUE FUND seeks to achieve its objective by following a value investing philosophy that seeks to acquire common stocks

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of well-financed  companies at a substantial  discount to the Adviser's estimate of the issuing company's private market value or takeover value. The Fund intends to invest at least 65% of its total assets in the equity securities of companies whose aggregate shares outstanding have a market value of less than $1 billion at the time of investment. See "Investment in Equity Securities."

THIRD AVENUE HIGH YIELD FUND seeks to achieve its objective by following a value investing philosophy that seeks to acquire senior securities such as debt instruments and preferred securities, both straight and convertible, of companies whose securities are rated primarily below investment grade. The Fund intends to invest at least 65% of its total assets in a portfolio of non-investment grade fixed income and other debt securities of companies whose capital structures, in the opinion of the Adviser, have a market value priced below their private market values. Securities emphasized will have above-average yields in the case of straight senior issues, and in the case of convertible issues, the possibility of capital appreciation should the underlying common stock increase in value. See "Investment in High Yield Debt Securities" and "Convertible Securities."


THIRD AVENUE REAL ESTATE VALUE FUND seeks to achieve its objective by following a value investing philosophy that seeks to acquire equity and debt securities of well-financed companies at a substantial discount to the Adviser's estimate of the issuing company's private market value or liquidation value. Under normal conditions, the Fund intends to invest at least 65% of its total assets in equity and debt securities of companies in the real estate industry or related industries or in companies which own significant real estate assets at the time of investment.

A company is considered to be in the real estate industry or a related industry or considered to own significant real estate assets, respectively, if (i) at least 50% of its gross revenues or net profits at the time of investment are derived from (a) construction, ownership, management, operation, financing, refinancing, sales, leasing, development or rehabilitation of real estate; or
(b) extraction of timber or minerals from real estate; (ii) at least 50% of its gross revenues or net profits at the time of investment are derived from providing goods (e.g. building materials and/or supplies) or services (e.g. consulting, legal or insurance) to the foregoing companies; or (iii) at least 50% of the fair market value of its assets at the time of investment, as determined by the Adviser, is attributable to one or more of the following: (a) real estate owned or leased by the company as lessor or as lessee; (b) timber


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or minerals on such real estate;  or (c) the  discounted  value of the stream of fees or revenues to be derived from the management or operation of real estate or the rights to extract timber or minerals from real estate. Examples of such companies include, but are not limited to:

      o Real estate development companies (including commercial/industrial developers and homebuilders);

      o  Real estate investment trusts (REITs) and master limited partnerships;


      o  Hotel and hotel management companies;


      o  Real estate brokerage companies and/or management companies;

      o  Financial institutions that make or service mortgage loans;

      o  Title insurance companies;

      o  Lumber, paper, forest product, timber, mining and oil companies;


      o Companies with significant real estate holdings such as supermarkets, restaurant chains and retail chains; and


      o Manufacturers or distributors of construction materials and/or building supplies.

RISK FACTORS SPECIFIC TO THIRD AVENUE REAL ESTATE VALUE FUND

Because the Fund generally invests at least 65% of its total assets in real estate-oriented companies, it is likely to be subject to risks normally associated with the direct ownership of real estate. These risks include declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, variations in rental income, changes in neighborhood values, the appeal of properties to tenants and increases in interest rates. The value of securities of companies that service the real estate industry will also be affected by these risks.



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                       INVESTMENT PHILOSOPHY AND APPROACH

VALUE DISCIPLINE


The Adviser adheres to a strict value discipline when selecting securities for the Funds. Contrary to conventional wisdom, which says that you have to take greater risks to reap greater rewards, the Adviser seeks to invest in a portfolio of securities where the prices at the time of acquisition are low enough so that the Adviser can conclude that both the risk is lowered and appreciation potential is enhanced. For that reason, the Adviser may seek investments in the securities of companies in industries that are temporarily depressed.


INTENSIVE RESEARCH

The Adviser believes that value is created more by past corporate prosperity than by bear markets. For this reason, the Adviser conducts intensive bottom-up research to identify investment opportunities, and ignores general stock market conditions and other macro factors.

DIVERSIFICATION

The Adviser believes that knowledge gained through intensive research lends more toward reducing investment risk than does diversification. However, the Funds will remain diversified in general, although probably less diversified than other mutual funds of comparable size.

BUY AND HOLD

The Adviser follows a strategy of "buy and hold." This approach to achieving growth over the long term means that the Funds should experience low turnover, minimizing transaction costs and tax consequences.

INVESTMENT IN EQUITY SECURITIES


In selecting common stocks, the Adviser seeks issuing companies that exhibit the following characteristics:

     (1) A strong financial position, as measured not only by balance sheet data but also by off-balance sheet assets, liabilities and contingencies (as disclosed in footnotes to financial statements and as determined through research of public information), where debt service1 consumes a small part of such companies' cash flow.


     (2) Responsible management and control groups, as gauged by managerial competence as operators and investors as well as by an apparent absence of intent to profit at the expense of stockholders.


--------------------------------------------------------------------------------
1 "Debt Service" means the current annual required payment of interest and principal to creditors.


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     (3)  Availability  of  comprehensive  and meaningful  financial and related information. A key disclosure is audited financial statements and information which the Adviser believes are reliable benchmarks to aid in understanding the business, its values and its dynamics.

     (4) Availability of the security at a market price which the Adviser believes is at a substantial discount to the Adviser's estimate of what the issuer is worth as a private company or as a takeover or merger and acquisition candidate.


In selecting preferred stocks, the Adviser will use its selection criteria for either common stocks or debt securities, depending on the Adviser's determination as to how the particular issue should be viewed, based, among other things, upon the terms of the preferred stock and where it fits in the issuer's capital structure.


Although the Adviser does not pay attention to market factors in making investment decisions, the Funds are, of course, subject to the vagaries of the markets. In particular, small-cap stocks have less market liquidity and tend to have more price volatility than larger capitalization stocks.

INVESTMENT IN DEBT SECURITIES

Each of THIRD AVENUE VALUE FUND, THIRD AVENUE HIGH YIELD FUND and THIRD AVENUE REAL ESTATE VALUE FUND intends its investment in debt securities to be, for the most part, in securities which the Adviser believes will provide above-average current yields, yields to events, or yields to maturity. In selecting debt instruments for THIRD AVENUE VALUE FUND, the Adviser requires the following characteristics:

     1)   Strong covenant protection, and

     2) Yield to maturity at least 500 basis points above that of a comparable credit.

In acquiring debt securities for THIRD AVENUE VALUE FUND, the Adviser generally will look for covenants which protect holders of the debt issue from possible adverse future events such as, for example, the addition of new debt senior to the issue under consideration. Also, the Adviser will seek to analyze the potential impacts of possible extraordinary events such as corporate restructurings, refinancings, or acquisitions. The Adviser will also use its best judgment as to the most favorable range of maturities. In general, THIRD AVENUE VALUE FUND will acquire debt issues which have a senior position in an issuer's capitalization and will avoid "mezzanine" issues such

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as  non-convertible  subordinated  debentures.  THIRD AVENUE HIGH YIELD FUND and
THIRD AVENUE REAL ESTATE VALUE FUND may invest in such "mezzanine" issues.

The market value of debt securities is affected by changes in prevailing interest rates and the perceived credit quality of the issuer. When prevailing interest rates fall or perceived credit quality is increased, the market values of debt securities generally rise. Conversely, when interest rates rise or perceived credit quality is lowered, the market values of debt securities generally decline. The magnitude of these fluctuations will be greater when the average maturity of the portfolio securities is longer.

CONVERTIBLE SECURITIES

THIRD AVENUE HIGH YIELD FUND and THIRD AVENUE REAL ESTATE VALUE FUND intend to invest in convertible securities, which are bonds, debentures, notes, preferred stocks or other securities that may be converted into or exchanged for a prescribed amount of equity securities (generally common stock) of the same or a different issuer within a particular period of time at a specified price or formula. Convertible securities have general characteristics similar to both fixed income and equity securities. Yields for convertible securities tend to be lower than for non-convertible debt securities but higher than for common stocks. Although to a lesser extent than with fixed income securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying security and therefore also will react to variations in the general market for equity securities and the operations of the issuer. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

MORTGAGE-BACKED SECURITIES

THIRD AVENUE VALUE FUND, THIRD AVENUE HIGH YIELD FUND and THIRD AVENUE REAL ESTATE VALUE FUND intend to invest in mortgage-backed securities and derivative mortgage-backed securities, including, with respect to THIRD AVENUE HIGH YIELD
FUND,   "principal  only"  and  "interest  only"   components.   Mortgage-backed
securities are securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Those Funds intend to invest in
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these securities only when they believe, after analysis,  that there is unlikely to ever be permanent impairment of capital as measured by whether there will be a money default by either the issuer or the guarantor of these securities. These securities do, nonetheless, entail considerable market risk, i.e., fluctuations in quoted prices for the instruments, interest rate risk, prepayment risk and inflation risk.

THIRD AVENUE VALUE FUND will not invest in non-investment grade subordinated classes of residential mortgage-backed securities and does not intend to invest in commercial mortgage-backed securities. THIRD AVENUE HIGH YIELD FUND and THIRD AVENUE REAL ESTATE VALUE FUND may invest in commercial mortgage-backed securities if these securities are available at a sufficient yield spread over risk-free investments. Prepayments of principal generally may be made at any time without penalty on residential mortgages and these prepayments are passed through to holders of one or more of the classes of mortgage-backed securities. Prepayment rates may change rapidly and greatly, thereby also affecting yield to maturity, reinvestment risk and market value of the mortgage-backed securities. As a result, the high credit quality of many of these securities may provide little or no protection against loss in market value, and there have been periods during which many mortgage-backed securities have experienced substantial losses in market value. The Adviser believes that, under certain circumstances, many of these securities may trade at prices below their inherent value on a risk-adjusted basis and believes that selective purchases by a Fund may provide high yield and total return in comparison to risk levels.

ASSET-BACKED SECURITIES

Both THIRD AVENUE VALUE FUND and THIRD AVENUE HIGH YIELD
FUND may also invest in asset-backed securities that, through the use of trusts and special purpose vehicles, are securitized with various types of assets, such as automobile receivables, credit card receivables and home-equity loans in pass-through structures similar to the mortgage-related securities described above. In general, the collateral supporting asset-backed securities is of shorter maturity than the collateral supporting mortgage loans and is less likely to experience substantial prepayments. However, asset-backed securities are not backed by any governmental agency.

FLOATING RATE, INVERSE FLOATING RATE AND INDEX OBLIGATIONS

Both THIRD AVENUE VALUE FUND and THIRD AVENUE HIGH YIELD FUND may invest in debt securities with interest payments or maturity values that are not fixed, but float in conjunction with (or inversely to) an underlying

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index or price.  These securities may be backed by U.S.  Government or corporate issuers, or by collateral such as mortgages. The indices and prices upon which such securities can be based include interest rates, currency rates and commodities prices. However, neither Fund will invest in any instrument whose value is computed based on a multiple of the change in price or value of an asset or an index of or relating to assets in which that Fund cannot or will not invest.

Floating rate securities pay interest according to a coupon which is reset periodically. The reset mechanism may be formula based, or reflect the passing through of floating interest payments on an underlying collateral pool. Inverse floating rate securities are similar to floating rate securities except that their coupon payments vary inversely with an underlying index by use of a formula. Inverse floating rate securities tend to exhibit greater price volatility than other floating rate securities.

Neither Fund intends to invest more than 5% of its total assets in inverse floating rate securities. Floating rate obligations generally exhibit a low price volatility for a given stated maturity or average life because their coupons adjust with changes in interest rates. Interest rate risk and price volatility on inverse floating rate obligations can be high, especially if leverage is used in the formula. Index securities pay a fixed rate of interest, but have a maturity value that varies by formula, so that when the obligation matures a gain or loss may be realized. The risk of index obligations depends on the volatility of the underlying index, the coupon payment and the maturity of the obligation.

INVESTMENT IN HIGH YIELD DEBT SECURITIES


THIRD AVENUE VALUE FUND, THIRD AVENUE HIGH YIELD FUND and THIRD AVENUE REAL ESTATE VALUE FUND intend to invest in high yield debt securities, including those rated below Baa by Moody's Investors Service, Inc. ("Moody's") and below BBB by Standard & Poor's Ratings Group ("Standard & Poor's") and unrated debt securities, commonly referred to as "junk bonds". THIRD AVENUE HIGH YIELD FUND intends to invest at least 65% of its total assets, under normal market conditions,  in  non-investment  grade  high yield  fixed  income and other debt securities, including straight debt instruments, convertible debt, preferred securities and unrated securities. See also "Investment in Debt Securities" and "Restricted and Illiquid Securities." Such securities are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation, and may in fact be in default. The ratings of Moody's and Standard & Poor's represent their opinions as to the credit


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quality of the  securities  which they  undertake to rate (see  Appendix A for a description of those ratings). It should be emphasized, however, that ratings are relative and subjective and, although ratings may be useful in evaluating the safety of interest and principal payments, they do not evaluate the market price risk of these securities. In seeking to achieve its investment objective, each such Fund depends on the Adviser's credit analysis to identify investment opportunities. For the Funds, credit analysis is not a process of merely measuring the probability of whether a money default will occur, but also measuring how the creditor would fare in a reorganization or liquidation in the event of a money default.


Before investing in any high yield debt instruments, the Adviser will evaluate the issuer's ability to pay interest and principal, as well as the seniority position of such debt in the issuer's capital structure vis-a-vis any other outstanding debt or potential debts. There appears to be a direct cause and effect relationship between the weak financial conditions of issuers of high yield bonds and the market valuation and prices of their credit instruments, as well as a direct relationship between the weak financial conditions of such issuers and the prospects that principal or interest may not be paid.

The market price and yield of bonds rated below Baa by Moody's and below BBB by Standard & Poor's are more volatile than those of higher rated bonds due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity and the risk of an issuer's inability to meet principal and interest payments. In addition, the secondary market for these bonds is generally less liquid than that for higher rated bonds.

Lower rated or unrated debt obligations also present reinvestment risks based on payment expectations. If an issuer calls the obligation for redemption, the Fund may have to replace the security with a lower yielding security, resulting in a decreased return for investors.

The market values of these higher yielding debt securities tend to be more sensitive to economic conditions and individual corporate developments than those of higher rated securities. Companies that issue such bonds often are highly leveraged and may not have available to them more traditional methods of financing. Under adverse economic conditions, there is a risk that highly leveraged issuers may be unable to service their debt obligations or to repay their obligations upon maturity. Under deteriorating economic conditions or rising interest rates, the capacity of issuers of lower-rated securities to pay interest and repay principal is more likely to weaken significantly than that of issuers of higher-rated securities. Investors should

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carefully  consider the relative risks of investing in high yield securities and understand that such securities are generally not meant for short term investing.


THIRD AVENUE VALUE FUND, THIRD AVENUE HIGH YIELD FUND and THIRD AVENUE REAL ESTATE VALUE FUND may also purchase or retain debt obligations of issuers not currently paying interest or in default (i.e. with a rating from Moody's or Standard & Poor's of C or C1, respectively, or lower). In addition, those Funds may purchase securities of companies that have filed for protection under Chapter 11 of the United States Bankruptcy Code. Defaulted securities will be purchased or retained if, in the opinion of the Adviser, they may present an opportunity for subsequent price recovery, the issuer may resume payments, or other advantageous developments appear likely.


ZERO-COUPON AND PAY-IN-KIND SECURITIES

THIRD AVENUE VALUE FUND and THIRD AVENUE HIGH YIELD FUND may invest in zero coupon and pay-in-kind ("PIK") securities. Zero coupon securities are debt securities that pay no cash income but are sold at substantial discounts from their value at maturity. PIK securities pay all or a portion of their interest in the form of additional debt or equity securities. Because such securities do not pay current cash income, the price of these securities can be volatile when interest rates fluctuate. While these securities do not pay current cash income, federal income tax law requires the holders of zero coupon and PIK securities to include in income each year the portion of the original issue discount (or deemed discount) and other non-cash income on such securities accrued during that year. In order to continue to qualify for treatment as a "regulated investment company" under the Internal Revenue Code and avoid a certain excise tax, each Fund may be required to distribute a portion of such discount and income and may be required to dispose of other portfolio securities, which may occur in periods of adverse market prices, in order to generate cash to meet these distribution requirements.

LOANS AND OTHER DIRECT DEBT INSTRUMENTS

THIRD AVENUE VALUE FUND, THIRD AVENUE HIGH YIELD FUND and THIRD AVENUE REAL ESTATE VALUE FUND may invest in loans and other direct debt instruments owed by a borrower to another party. They represent amounts owed to lenders or lending syndicates (loans and loan participations) or to other parties. Direct debt instruments may involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to

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a  Fund  in  the  event  of  fraud  or  misrepresentation.   In  addition,  loan
participations involve a risk of insolvency of the lending bank or other financial intermediary. The markets in loans are not regulated by federal securities laws or the SEC.

TRADE CLAIMS

Both THIRD AVENUE VALUE FUND and THIRD AVENUE HIGH YIELD FUND may invest in trade claims. Trade claims are interests in amounts owed to suppliers of goods or services and are purchased from creditors of companies in financial difficulty. For purchasers such as a Fund, trade claims offer the potential for profits since they are often purchased at a significant discount from face value and, consequently, may generate capital appreciation in the event that the market value of the claim increases as the debtor's financial position improves or the claim is paid.

An investment in trade claims is speculative and carries a high degree of risk. Trade claims are illiquid instruments which generally do not pay interest and there can be no guarantee that the debtor will ever be able to satisfy the obligation on the trade claim. The markets in trade claims are not regulated by federal securities laws or the SEC. Because trade claims are unsecured, holders of trade claims may have a lower priority in terms of payment than certain other creditors in a bankruptcy proceeding.

PORTFOLIO  PRACTICES
FOREIGN  SECURITIES


THIRD AVENUE VALUE FUND, THIRD AVENUE SMALL-CAP VALUE FUND, THIRD AVENUE HIGH YIELD FUND and THIRD AVENUE REAL ESTATE VALUE FUND may invest in foreign securities. Each Fund's foreign securities investments will have characteristics similar to those of domestic securities selected for the Fund. Each Fund intends to limit its investments in foreign securities to companies issuing U.S. dollar-denominated American Depository Receipts or which, in the judgment of the Adviser, otherwise provide financial information which provides the Adviser with substantively similar financial information as SEC disclosure requirements. By limiting their investments in this manner, the Funds seek to avoid investing in securities where there is no compliance with SEC requirements to provide public financial information, or such information is unreliable as a basis for analysis.


Foreign securities markets generally are not as developed or efficient as those in the United States. Securities of some foreign issuers are less liquid and more volatile than securities of comparable U.S. issuers. The Funds will be subject to additional risks which include: possible adverse political and


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economic  developments,  seizure  or  nationalization  of foreign  deposits  and adoption of governmental restrictions that may adversely affect the payment of principal and interest on the foreign securities or currency blockage that would restrict such payments from being brought back to the United States. Because foreign securities often are purchased with and payable in foreign currencies, the value of these assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and exchange control regulations.


FOREIGN CURRENCY TRANSACTIONS

THIRD AVENUE VALUE FUND, THIRD AVENUE SMALL-CAP VALUE FUND, THIRD AVENUE HIGH YIELD FUND and THIRD AVENUE REAL ESTATE VALUE FUND may, from time to time, engage in foreign currency transactions in order to hedge the value of their respective portfolio holdings denominated in foreign currencies against fluctuations in foreign currency prices versus the U.S. dollar. These transactions include forward currency contracts, exchange listed and OTC options on currencies, currency swaps and other swaps incorporating currency hedges.

The notional amount of a currency hedged by a Fund will be closely related to the aggregate market value (at the time of making such sale) of the securities held and reasonably expected to be held in its portfolio denominated or quoted in or currently convertible into that particular currency or a closely related currency. If a Fund enters into a hedging transaction in which such Fund is obligated to make further payments, its custodian will segregate cash or readily marketable securities having a value at all times at least equal to such Fund's total commitments.

The cost to a Fund of engaging in currency hedging transactions varies with factors such as (depending upon the nature of the hedging transaction) the currency involved, the length of the contract period, interest rates in foreign countries for prime credits relative to U.S. interest rates for U.S. Treasury obligations, the market conditions then prevailing and fluctuations in the value of such currency in relation to the U.S. dollar. Transactions in currency hedging contracts usually are conducted on a principal basis, in which case no fees or commissions are involved. The use of currency hedging contracts does not eliminate fluctuations in the prices in local currency of the securities being hedged. The ability of a Fund to realize its objective in entering into currency hedging transactions is dependent on the performance of its counterparties on such contracts, which may in turn depend on the absence of currency exchange interruptions or block-

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age by the governments  involved,  and any failure on their part could result in losses to a Fund. The requirements for qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), may cause a Fund to restrict the degree to which it engages in currency hedging transactions.

RESTRICTED AND ILLIQUID SECURITIES

None of THIRD AVENUE VALUE FUND, THIRD AVENUE SMALL-CAP VALUE FUND, THIRD AVENUE HIGH YIELD FUND and THIRD AVENUE REAL ESTATE VALUE FUND will purchase or otherwise acquire any security if, as a result, more than 15% of its net assets (taken at current market value) would be invested in securities that are illiquid. Generally speaking, an illiquid security is any asset or investment which a Fund cannot sell in the ordinary course of business within seven days at approximately the value at which the Fund has valued the asset or investment, including securities that cannot be sold publicly due to legal or contractual restrictions.


Over the past several years, strong institutional markets have developed for various types of restricted securities, including repurchase agreements, commercial paper, and some corporate bonds and notes. Securities freely salable among qualified institutional investors under special rules adopted by the SEC or otherwise determined to be liquid, including "principal only" and "interest only" components of mortgage-backed securities, may be treated as liquid if they satisfy liquidity standards established by the Board of Trustees. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board of Trustees will monitor their liquidity. The Board will review pertinent factors such as trading activity, reliability of price information and trading patterns of comparable securities in determining whether to treat any such security as liquid for purposes of the foregoing 15% test. To the extent the Board treats such securities as liquid, temporary impairments to trading patterns of such securities may adversely affect the Fund's liquidity.


INVESTMENT IN RELATIVELY NEW ISSUES

THIRD AVENUE VALUE FUND, THIRD AVENUE SMALL-CAP VALUE FUND and THIRD AVENUE REAL ESTATE VALUE FUND intend to invest occasionally in the common stock of selected new issuers; THIRD AVENUE HIGH YIELD FUND intends to invest occasionally in the debt securities of selected new issuers. Investments in relatively new issuers, i.e., those having continuous operating histories of less than three years, may carry special risks and may be more speculative because such companies are relatively unseasoned. Such


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companies  may  also  lack  sufficient  resources,  may be  unable  to  generate internally the funds necessary for growth and may find external financing to be unavailable on favorable terms or even totally unavailable. Those companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses.

TEMPORARY DEFENSIVE  INVESTMENTS

When, in the judgment of the Adviser, a temporary defensive posture is appropriate, a Fund may hold all or a portion of its assets in short-term U.S. Government obligations, cash or cash equivalents. The adoption of a temporary defensive posture does not constitute a change in such Fund's investment objective.

BORROWING

THIRD AVENUE VALUE FUND, THIRD AVENUE SMALL-CAP VALUE FUND, THIRD AVENUE HIGH YIELD FUND and THIRD AVENUE REAL ESTATE VALUE FUND may also make use of bank borrowing as a temporary measure for extraordinary or emergency purposes, such as for liquidity necessitated by shareholder redemptions, and may use securities as collateral for such borrowing. Such temporary borrowing may not exceed 5% of the value of the applicable Fund's total assets at the time of borrowing.

INVESTMENT IN OTHER INVESTMENT COMPANIES

THIRD AVENUE SMALL-CAP VALUE FUND, THIRD AVENUE HIGH YIELD FUND and THIRD AVENUE REAL ESTATE VALUE FUND may invest in securities of other investment companies, to the extent permitted under the Investment Company Act of 1940, provided that after any purchase the Fund does not own more than 3% of such investment company's outstanding stock. THIRD AVENUE VALUE FUND may invest up to 10% of its total assets in securities of other investment companies; up to 5% of its total assets may be invested in any one investment company, provided that after its purchase no more than 3% of such investment company's outstanding stock is owned by the Fund. The Adviser will charge an advisory fee on the portion of a Fund's assets that are invested in securities of other investment companies. Thus, shareholders will be responsible for a "double fee" on such assets, since both investment companies will be charging fees on such assets.

SIMULTANEOUS INVESTMENTS

Investment decisions for a Fund are made independently from those of the other accounts advised by the Adviser and its affiliates. If, however, such other accounts wish to invest in, or dispose of, the same securities as one of


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the Funds,  available  investments will be allocated  equitably to each Fund and other account. This procedure may adversely affect the size of the position obtained for or disposed of by a Fund or the price paid or received by a Fund.

RESTRICTIONS ON INVESTMENTS


The Funds have adopted various investment restrictions, some of which are fundamental policies that cannot be changed without shareholder approval and others of which are operating investment restrictions that may be changed without shareholder approval. Certain restrictions not described in this Prospectus are set forth in full in the SAI. In the event any Fund changes an operating investment restriction, the new restriction may not meet the investment needs of every shareholder. Except as specifically described herein or in the SAI, the Funds are not restricted in the amount of any type of security they may acquire.


SECURITIES LENDING

THIRD AVENUE SMALL-CAP VALUE FUND, THIRD AVENUE HIGH YIELD FUND and THIRD AVENUE REAL ESTATE VALUE FUND may lend their portfolio securities to qualified institutions. By lending its portfolio securities, a Fund attempts to increase its income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund. A Fund may lend its portfolio securities so long as the terms and the structure of such loans are not inconsistent with the requirements of the Investment Company Act of 1940, which currently provide that
(a) the borrower pledge and maintain with the Fund collateral consisting of cash, a letter of credit issued by a domestic U.S. bank, or securities issued or guaranteed by the U.S. government having a value at all times not less than 100% of the value of the securities loaned, (b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the value of the loan is "marked to the market" on a daily basis), (c) the loan be made subject to termination by the Fund at any time and the loaned securities be subject to recall within the normal and customary settlement time for securities transactions and (d) the Fund receive reasonable interest on the loan (which may include the Fund's investing any cash collateral in interest bearing short-term investments), any distributions on the loaned securities and any increase in their market value.

A Fund will not lend portfolio securities if, as a result, the aggregate of such loans exceeds 33 1/3% of the value of its total assets (including such loans).

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Loan  arrangements  made  by a  Fund  will  comply  with  all  other  applicable regulatory requirements. All relevant facts and circumstances, including the creditworthiness of the qualified institution, will be monitored by the Adviser, and will be considered in making decisions with respect to lending of securities, subject to review by the Fund's Board of Trustees.

A Fund may pay reasonable negotiated fees in connection with loaned securities, so long as such fees are set forth in a written contract and approved by its Board of Trustees. In addition, the Fund shall, through the ability to recall securities prior to any required vote, retain voting rights over the loaned securities.

On behalf of THIRD AVENUE SMALL-CAP VALUE FUND, THIRD AVENUE HIGH YIELD FUND and THIRD AVENUE REAL ESTATE VALUE FUND, the Trust has entered into a master lending arrangement with Bear, Stearns Securities Corp. in compliance with the foregoing requirements.

PORTFOLIO TURNOVER

The Funds' investment policies and objectives, which emphasize long-term holdings, would tend to keep the number of portfolio transactions relatively low. THIRD AVENUE VALUE FUND'S portfolio turnover rate for the years ended October 31, 1996 and 1997 was 14% and 10%, respectively. THIRD AVENUE SMALL-CAP VALUE FUND'S portfolio turnover rate for the period ended October 31, 1997 was 7%.

It is currently estimated that, under normal market conditions, the annual portfolio turnover rate for THIRD AVENUE HIGH YIELD FUND and THIRD AVENUE REAL ESTATE VALUE FUND will not exceed 75%.

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                            MANAGEMENT OF THE FUNDS

THE INVESTMENT ADVISER

EQSF Advisers, Inc. (the "Adviser") manages each Fund's investments, provides various administrative services and supervises the Funds' daily business affairs, subject to the authority of the Trust's Board of Trustees. The Adviser, a New York corporation organized in 1986, is controlled by Martin J. Whitman and has its offices at 767 Third Avenue, New York, NY 10017-2023.

Mr. Whitman, the Chairman and Chief Executive Officer of the Trust and its Adviser, is responsible for the day-to-day management of the portfolios of THIRD AVENUE VALUE FUND, THIRD AVENUE SMALL-CAP VALUE FUND and THIRD AVENUE REAL
ESTATE VALUE FUND. During the past five years, he has also served in various executive capacities with M.J. Whitman, Inc., the Fund's distributor and regular broker dealer, and several affiliated companies engaged in various investment and financial businesses; he has served as a Distinguished Management Fellow at the Yale School of Management; and has been a director of various public and private companies, including Danielson Holding Corporation, an insurance holding company, and Nabors Industries, Inc., an international oil drilling contractor.

Curtis Jensen has served as co-manager of THIRD AVENUE SMALL-CAP VALUE FUND since inception. He has been employed by the Adviser since 1995 and also serves as senior research analyst for THIRD AVENUE VALUE FUND. Prior to joining the Adviser, Mr. Jensen was a graduate business student at the Yale School of Management from 1993 to 1995 where he studied under Mr. Whitman. Prior to that, Mr. Jensen was a director of and managed the operations of a specialty food manufacturer.

Margaret Patel has served as the manager of THIRD AVENUE HIGH YIELD FUND since inception. Prior to joining the Adviser, Ms. Patel was a portfolio manager of several mutual funds which invested in high yield, convertible and government securities at Northstar Investment Management Corp. from 1995 to 1997. Prior to that, Ms. Patel was a portfolio manager of several mutual funds with investments in high yield, convertibles, governments, and municipals at Boston Security Counsellors, Inc., the investment advisor for the Advantage Funds, from 1988 until their acquisition by Northstar in 1995.


Michael Winer has served as the co-manager of THIRD AVENUE REAL ESTATE VALUE FUND since inception. Since 1994, Mr. Winer has been a managing director of M.J. Whitman Senior Debt Corp. and a senior real estate analyst for M.J. Whitman, Inc. From 1991 to 1994, Mr. Winer held senior-



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level positions with two financial  institutions  where he directed the workout, collection and liquidation of distressed real estate loan and asset portfolios. From 1986 to 1991, Mr. Winer was the chief financial officer, director and co-owner of a southern California real estate development firm specializing in the development, construction and management of commercial properties. From 1980 to 1986, Mr. Winer served as controller and financial officer for two large Southern California real estate development firms. From 1978 to 1980, Mr. Winer was a CPA and senior auditor with Touche Ross & Co.

The portfolio managers and certain other persons related to the Adviser and the Funds are subject to written policies and procedures designed to prevent abusive personal securities trading and other activities.

ADVISORY FEES


Each of THIRD AVENUE VALUE FUND, THIRD AVENUE SMALL-CAP VALUE FUND, THIRD AVENUE HIGH YIELD FUND and THIRD AVENUE REAL ESTATE VALUE FUND has agreed to pay the Adviser an annual rate of .90% of its average daily net assets. Each Fund pays all costs of leased office space of or allocable to such Fund. The Adviser's fee for the previous month is paid at the beginning of the next month based upon the average daily net assets during the previous month.


Each Fund pays all of its expenses other than those assumed by the Adviser. Any expense which cannot be allocated to a specific Fund will be allocated to each of the Funds based on their relative net asset values on the date the expense is incurred. From time to time, the Adviser may waive receipt of its fees and/or assume certain expenses of a Fund, which would have the effect of lowering the expense ratio of the Fund and increasing yield to investors. Under current arrangements, whenever in any fiscal year, a Fund's normal operating expenses, including the investment advisory fee, but excluding brokerage commissions and interest and taxes, exceeds 1.9% of the first $100 million of average daily net assets of the Fund, and 1.5% of assets in excess of $100 million, the Adviser is obligated to reimburse the Fund in an amount equal to that excess. If a Fund's operating expenses fall below the expense limitation, that Fund will begin repaying the Adviser for the amount contributed on behalf of the Fund. This repayment will continue for up to three years after the end of the fiscal year in which an expense is reimbursed by the Adviser, subject to the expense limitation, until the Adviser has been paid for the entire amount contributed or such three year period expires. For the fiscal years ended October 31, 1996 and 1997, no

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reimbursement  was  required to be paid for THIRD  AVENUE  VALUE  FUND.  For the period ended October 31, 1997, no reimbursement was required to be paid for THIRD AVENUE SMALL-CAP VALUE FUND.

ADMINISTRATOR

First Data Investor Services Group, Inc. ("Investor Services Group"), a wholly owned subsidiary of First Data Corporation, which has its principal business address at 4400 Computer Drive, Westboro MA 01581, serves as administrator of the Funds pursuant to an Administrative Services Agreement. The services that Investor Services Group provides to the Funds include: coordinating and monitoring of any third parties furnishing services to the Funds; providing the necessary office space, equipment and personnel to perform administrative and clerical functions for the Funds; preparing, filing and distributing proxy materials, periodic reports to shareholders, registration statements and other documents; and responding to shareholder inquiries.

DISTRIBUTOR

M.J. Whitman, Inc. (together with its predecessors "MJW"), a registered broker-dealer and member of the National Association of Securities Dealers ("NASD"), is the Distributor of the Funds' shares. MJW, whose business address is 767 Third Avenue, New York, NY 10017-2023, is a wholly-owned subsidiary of M.J. Whitman Holding Corp. ("MJWHC"). Martin J. Whitman, David M. Barse, Michael Carney and Ian M. Kirschner are executive officers of the Trust, MJW and MJWHC, as well as stockholders of MJWHC.

CUSTODIAN AND TRANSFER AGENT


The custodian acts as the depository for the Funds, is responsible for safekeeping its portfolio securities, collects all income and other payments with respect to portfolio securities, disburses monies at the Funds' request and maintains records in connection with its duties. North American Trust Company, 525 B Street San Diego, CA 92101-4492, serves as custodian for THIRD AVENUE VALUE FUND and Custodial Trust Company, 101 Carnegie Center, Princeton, NJ 08540-6231, serves as custodian for THIRD AVENUE SMALL-CAP VALUE FUND, THIRD AVENUE HIGH YIELD FUND and THIRD AVENUE REAL ESTATE VALUE FUND (each a "Custodian" and, collectively, the "Custodians").


Investor Services Group serves as the Funds' Transfer Agent and also performs certain accounting and pricing services for the Funds. Investor

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Services Group maintains  shareholder  records,  answers  shareholder  inquiries concerning their accounts, processes purchases and redemptions of the Funds' shares, acts as dividend and distribution disbursing agent and performs other shareholder services. All shareholder inquiries should be directed to Investor Services Group. You may write to: First Data Investor Services Group, Inc., 3200 Horizon Drive, P.O. Box 61503, King of Prussia, PA 19406-0903 or you may telephone toll free (800) 443-1021.

PORTFOLIO TRADING PRACTICES

The Adviser is responsible on a day-to-day basis for executing the Funds' portfolio transactions, and seeks to obtain the most favorable price and best available execution of orders. In principal trades, it normally deals with market makers and will not deal with any affiliated broker. In agency trades, it seeks to obtain reasonable commissions and may have the Funds pay a higher commission than the broker might otherwise charge if the Funds determine that the commission is reasonable in relation to, among other things, the value of brokerage or research services provided by the broker to the Adviser. In agency trades, the Adviser generally uses the services of its affiliated brokers, if in the judgment of the Adviser, such affiliates are able to obtain a price and execution at least as favorable as other qualified brokers. For a more detailed description of the Funds' portfolio trading practices, see "Portfolio Trading Practices" in the SAI.


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                             PERFORMANCE INFORMATION

PERFORMANCE ILLUSTRATIONS

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THIRD AVENUE VALUE FUND AND THE STANDARD & POOR'S 500 INDEX (S&P 500)

                           Average Annual Total Return
   1 Year     2 Year    3 Year    4 Year    5 Year     6 Year    7 Year
   35.31%     25.00%    24.12%    18.34%    21.92%     19.20%    23.07%


[THE FOLLOWING TABLE REPRESENTS A CHART IN THE PRINTED PIECE]

                  TAVF            S & P
10/31/90        10000.00        10000.00
10/31/91        14916.00        13350.00
10/31/92        15884.48        14679.66
10/31/93        21818.91        16872.80
10/31/94        22377.48        17525.78
10/31/95        27369.89        22159.59
10/31/96        31625.91        27498.71
10/31/97        42793.02        36328.55


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            COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN
          THIRD AVENUE SMALL-CAP VALUE FUND AND THE RUSSELL 2000 INDEX
                          Total Return Since Inception
                             Seven Months -- 23.70%

[THE FOLLOWING TABLE REPRESENTS A CHART IN THE PRINTED PIECE]

                  TASCVF          Russell 2000
4/1/97*           10000.00        10000.00
10/31/97          12370.00        12811.00



----------

*  Period   beginning  April  1,  1997  (THIRD  AVENUE  SMALL-CAP  VALUE  FUND'S
commencement of operations)

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                     DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS
                                   AND TAXES

Each of THIRD AVENUE VALUE FUND, THIRD AVENUE SMALL-CAP VALUE FUND and THIRD AVENUE REAL ESTATE VALUE FUND expects to declare and pay distributions annually, generally in December. THIRD AVENUE HIGH YIELD FUND expects to declare and pay distributions quarterly. The Funds will notify shareholders of the tax status of dividends and capital gain distributions.

Each Fund intends to qualify annually for treatment as a regulated investment company under Subchapter M of the Internal Revenue Code, and thus not be subject to Federal income tax on the portion of its net investment income and net realized capital gains that it distributes to shareholders. Each Fund intends to continue its qualification as a regulated investment company in future years, unless it determines that such tax treatment would not be advantageous to the Fund and its shareholders. Each Fund intends to distribute substantially all of its net investment income and net realized capital gain.

For the year ended October 31, 1997, THIRD AVENUE VALUE FUND distributed net investment income of approximately $13,987,128 and net realized capital gains on investments of approximately $3,539,465. A distribution of $0.572 per share, consisting of $0.411 of income, $0.049 of short-term capital gain and $0.112 of long-term capital gain was distributed to shareholders of record on December 30, 1997.

For the period ended October 31, 1997, THIRD AVENUE SMALL-CAP VALUE FUND did not distribute net investment income or net realized capital gains. A distribution of $0.062 per share, consisting solely of income, was distributed to shareholders of record on December 30, 1997.

Distributions from net investment income and short-term capital gains are taxable as ordinary income. A portion of these distributions may qualify for the corporate dividends-received deduction available to corporate shareholders.


Distributions of net long-term capital gain realized by the Funds from the purchase and sale of securities held by them for more than one year or, with respect to shares sold prior to January 1, 1998, eighteen months, as the case may be, will be taxable to shareholders as a long-term capital gain (even if the shareholder has held the shares for less than one year) at the rate applicable to those respective holding periods. The Taxpayer Relief Act of 1997 generally reduced the maximum federal tax rate for noncorporate taxpayers on long-term capital gains generated from assets held for more than eighteen months from 28% to 20%. The holding period was subsequently reduced to twelve months effective January 1, 1998. Capital gains from


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assets held for more than twelve months but not more than  eighteen  months were taxed at a maximum 28% rate through December 31, 1997. After the close of each calendar year, the shareholders of each Fund will receive information regarding the amount and the tax character of that Fund's distributions. If a shareholder who has received a capital gain distribution suffers a loss on the sale of his shares not more than six months after purchase, the loss will be treated as a long-term capital loss to the extent of the capital gain distribution received.


Shareholders receiving distributions in the form of additional shares will be treated for federal income tax purposes in the same manner as if they had received cash distributions equal in value to the shares received, and will have a cost basis for Federal income tax purposes in each share received equal to the net asset value of a share of the applicable Fund on the date of distribution.


Shareholders will generally recognize taxable gain or loss on a redemption of shares in an amount equal to the difference between the redemption proceeds and the shareholder's basis in the shares redeemed. This gain or loss will generally be capital, assuming that the shareholder held the shares as a capital asset, and will be long-term capital gain or loss if the shares were held for longer than one year. A loss recognized on the disposition of shares of a Fund will be disallowed if identical (or substantially identical) shares are acquired in a 61-day period beginning 30 days before and ending 30 days after the date of disposition.


Depending on the residence of the shareholder for tax purposes, distributions also may be subject to state and local taxes or withholding taxes. Shareholders should consult their tax advisers as to the tax consequences to them of ownership of shares of the Funds.

If a shareholder purchases shares shortly before the record date of a dividend or capital gain distribution, such distribution will be taxable even though it may represent in whole or in part a return of the purchase price, and the value of the shares drops by the approximate amount of the distribution.

DISTRIBUTION OPTIONS

Shareholders should specify on their account application how they wish to receive distributions. If no election is made on the account application, all distributions will automatically be reinvested. Each Fund offers four options:

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     (1)  all income dividends and capital gain distributions paid in cash;

     (2)  income  dividends  paid  in  cash  with  capital  gain   distributions
          reinvested;

     (3) income dividends reinvested with capital gain distributions paid in cash; or

     (4) both distributions automatically reinvested in additional shares of that Fund.

Any distribution payments returned by the post office as undeliverable will be reinvested in additional shares of the applicable Fund at the net asset value next determined.

WITHHOLDING

The Funds may be required to withhold Federal income tax at the rate of 31% (backup withholding) from dividend, capital gain and redemption payments to shareholders (a) who fail to furnish the Funds with and to certify the payee's correct taxpayer identification number or social security number, (b) when the Internal Revenue Service notifies the Funds that the payee has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect or (c) when the payee fails to certify that he is not subject to backup withholding. Investors should be sure to provide this information when they complete the application. Certain foreign accounts may be subject to U.S. withholding tax on ordinary distributions. Investors should be sure to provide their place of residence as well as citizenship status when completing the application.

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                             HOW TO PURCHASE SHARES

The price paid for shares is the net asset value next determined following receipt of the purchase order in proper form by the applicable Fund or its authorized service agent or sub-agent. See "Determining Net Asset Value" below. All purchase orders should be directed to the Funds' transfer agent, First Data Investor Services Group, Inc., 3200 Horizon Drive, P.O. Box 61503, King of Prussia, PA 19406-0903.

The Funds reserve the right to reject any purchase order.

THIRD AVENUE VALUE FUND is closed to new investors effective July 16, 1998, except for eligible investors described below. From and after July 15, 1998, (i) shareholders of THIRD AVENUE VALUE FUND as of the close of business on July 15, 1998, (ii) discretionary investment advisers that invest through existing omnibus accounts at a financial intermediary, (iii) clients of a financial intermediary which has an asset allocation program of which THIRD AVENUE VALUE FUND is an investment option on July 15, 1998, and (iv) qualified defined contribution retirement plans (e.g., 401(k) plans and profit sharing plans), 403(b) plans and 457 plans that invest through existing omnibus accounts at a financial intermediary, may continue to make additional purchases and to reinvest dividends and capital gain distributions in existing accounts. Once an account is closed, additional investments will not be accepted.

Except as otherwise noted, these restrictions apply to investments made directly with THIRD AVENUE VALUE FUND and investments made through financial intermediaries. Investors may be required to demonstrate eligibility to purchase shares of the Fund before an investment is accepted. THIRD AVENUE VALUE FUND may resume sales of shares to new investors at some future date, but it has no present intention to do so.

BUSINESS HOURS

The Funds are open for business each day the New York Stock Exchange ("NYSE") is open. The NYSE and the Funds will be closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

DETERMINING  NET ASSET  VALUE

Net asset value per share is calculated as of the close of regular trading on the NYSE, normally 4:00 p.m., Eastern time, each day the NYSE is open for trading. Net asset value of each Fund is determined by dividing the value of all portfolio securities, cash, and other assets, including accrued

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interest  and  dividends,  owned by the Fund,  less all  liabilities,  including accrued expenses of the Fund, by the total number of shares of each Fund outstanding.

Short-term securities with original or remaining maturities in excess of 60 days are valued at the mean of their quoted bid and asked prices. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to a Fund if acquired within 60 days of maturity or, if already held by the Fund on the day, based on the value determined on the day. This amortized cost method will be used unless the Board of Trustees determines that such method does not represent fair value.

Securities traded on any securities exchange or other market trading system which reports actual transaction prices on a contemporaneous basis are valued at the last quoted sales price or, in the absence of closing sales prices on that day, securities will be valued at the mean between the closing bid and asked price. Other readily marketable securities are valued at the mean between the closing bid and asked prices. A Fund may utilize the services of one or more pricing services to assist it in valuing the Fund's securities. Illiquid securities and other securities and assets for which market quotations are not readily available are valued at "fair value", as determined in good faith by or under the direction of the Board of Trustees of the Fund holding such securities.

SHARE CERTIFICATES

Share  certificates   representing  shares  of  a  Fund  will  be  delivered  to shareholders only upon written request.

THROUGH AN AUTHORIZED BROKER-DEALER OR INVESTMENT ADVISER

Shares of the Funds may also be purchased through an investor's broker-dealer or investment adviser. The broker-dealer must be a member in good standing with the NASD and have entered into a selling agreement with the Funds' distributor, MJW. Investment advisers must be registered under federal securities laws. Transactions in Fund shares made through an investor's broker-dealer or investment adviser may be subject to charges imposed by the dealer or investment adviser, who may also impose higher initial or additional amounts for investment than those established by the Funds. In those situations, the investor's broker-dealer or investment adviser is responsible for forwarding payment or arranging for payment promptly. The Funds reserve the right to cancel any purchase order for which payment has not been received by the third business day following receipt of

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the  purchase  order.  Telephone  purchase  orders  will only be  accepted  from financial institutions which have been approved previously by the Funds or the Adviser.

NEW ACCOUNTS

An account application must be completed and signed for each new account opened, regardless of the method chosen for making the initial investment.

INITIAL INVESTMENT

The minimum initial investment for each Fund is $1,000. Payment may be made by check or money order payable to "THIRD AVENUE VALUE FUND," "THIRD AVENUE SMALL-CAP VALUE FUND", "THIRD AVENUE HIGH YIELD FUND" or "THIRD AVENUE REAL ESTATE VALUE FUND."

BY MAIL

               THIRD AVENUE VALUE FUND
               THIRD AVENUE SMALL-CAP VALUE FUND
               THIRD AVENUE HIGH YIELD FUND or
               THIRD AVENUE REAL ESTATE VALUE FUND
               c/o First Data Investor Services Group, Inc. 3200
               Horizon Drive
               P.O. Box 61503
               King of Prussia, PA 19406-0903.

Checks will be accepted if drawn in U.S. currency on a domestic bank. Checks drawn against a non-U.S. bank may be subject to collection delays and will be accepted only upon actual receipt of the funds by the transfer agent, Investor Services Group. The Funds will not accept a check endorsed over by a third-party. A charge (minimum of $20) will be imposed if any check used for the purchase of Fund shares is returned unpaid. Investors who purchase Fund shares by check or money order may not receive redemption proceeds until there is a reasonable belief that the check has cleared, which may take up to fifteen calendar days after payment has been received.

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BY WIRE

Prior to sending wire instructions, notify Investor Services Group at (800) 443-1021, Option 2 to insure proper credit to the shareholder's account. Direct shareholder's bank to wire funds as follows:

                    UMB Bank KC NA
                    Kansas City, MO
                    ABA #: 10-10-00695
                    For Investor Services Group #: 98-7037-071-9
                    For further credit to: THIRD AVENUE VALUE FUND, THIRD AVENUE SMALL-CAP VALUE FUND, THIRD AVENUE HIGH YIELD FUND or THIRD AVENUE REAL ESTATE VALUE FUND (Shareholder's name, exact account title and account number)

Heavy wire traffic over the Federal Reserve System may delay the arrival of purchase orders made by wire.

ADDITIONAL INVESTMENTS BY MAIL

Subsequent investments should be accompanied by the "payment stub" attached to the shareholder's account statement and may be made in minimum amounts of $1,000 and mailed to:

                    THIRD AVENUE VALUE FUND
                    THIRD AVENUE SMALL-CAP VALUE FUND
                    THIRD  AVENUE  HIGH YIELD FUND or
                    THIRD AVENUE REAL ESTATE VALUE FUND
                    c/o First Data Investor Services Group, Inc.
                    P.O. Box 412797
                    Kansas City, MO 64141-2797

At the sole discretion of the Adviser, the initial and any additional investment minimums may be waived in new accounts opened by existing shareholders for additional family members and by officers, trustees or employees of the Funds, MJW, the Adviser or any affiliate of the Adviser (including their spouses and children under age 21).

ADDITIONAL INVESTMENTS THROUGH THE AUTOMATIC INVESTMENT PLAN

This Plan  provides  shareholders  with a  convenient  method by which  they may automatically make subsequent monthly purchases. A predetermined amount, selected by the shareholder, will be deducted from the shareholder's checking account. Subsequent investments under this Plan are subject

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to a monthly  minimum  of $200.  The  Automatic  Investment  Plan  option may be elected on the application.

INDIVIDUAL RETIREMENT ACCOUNTS

The Funds' Individual Retirement Account ("IRA") application and additional forms required may be obtained by contacting Investor Services Group at (800) 443-1021, Option 1. For IRA's, the initial minimum is $500 and the minimum subsequent contribution is $200. The account will be maintained by the custodian, Semper Trust Company, which currently charges an annual maintenance fee of $12. Fees are subject to change by Semper Trust Company.

OTHER RETIREMENT PLANS

Investors who are self-employed may purchase shares of the Funds through tax-deductible contributions to retirement plans for self-employed persons, known as Keogh or H.R. 10 plans. However, the Funds do not currently act as a sponsor or administrator for such plans. Fund shares may also be purchased for other types of qualified pension or profit sharing plans which are employer-sponsored, including deferred compensation or salary reduction plans known as "401(k) Plans", which give participants the right to defer portions of their compensation for investment on a tax-deferred basis until distributions are made from the plan.

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                              HOW TO REDEEM SHARES

Shareholders may redeem shares on any business day during which the NYSE is open. All redemption requests should be directed to Investor Services Group. Fund shares will be redeemed at the net asset value next calculated after such request is received by Investor Services Group in proper form. Redemption requests that contain a restriction as to the time, date or share price at which the redemption is to be effective will not be honored.

BY MAIL

Send a written request, together with any share certificates that have been issued, to:

First Data Investor Services Group, Inc.
3200 Horizon Drive
P.O. Box 61503 King of
Prussia, PA 19406-0903

Written redemption requests, stock powers and any share certificates issued must be submitted and signed exactly as the account is registered. Such requests generally require a signature guarantee and additional documents. See "Signature Guarantees/Other Documents."

TELEPHONE REDEMPTION SERVICE

Shareholders who wish to redeem shares by telephone may elect this service on the application. Such shareholders may thereafter redeem unissued shares valued at not less than $1,000 on any business day by calling Investor Services Group at (800) 443-1021, Option 2, prior to 4:00 p.m. Eastern time.

The Funds and Investor Services Group will not be liable for following telephone instructions reasonably believed to be genuine. In this regard, Investor Services Group will require personal identification information before accepting a telephone redemption order. If the transfer agent fails to use reasonable procedures, the Funds or Investor Services Group might be liable for losses due to fraudulent instructions.

Shareholders who did not previously elect the Telephone Redemption Service on their application, or who wish to change any information previously provided, including the address of record or the bank to which redemption proceeds are to be wired, must submit a signature guaranteed letter of instructions. See "Signature Guarantees/Other Documents."

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FEES

There is no charge for redemption of shares tendered directly to Investor Services Group, except as described below under "Early Redemption Fee." Investor Services Group currently charges a wire fee of $9 for payment of redemption proceeds by federal funds. Investor Services Group will automatically deduct the wire fee from the redemption proceeds. Broker-dealers handling redemption transactions generally will charge a service fee.

REDEMPTION WITHOUT NOTICE

The Funds have the right, at any time and without prior notice to a shareholder, to redeem shares held in any account registered in the name of such shareholder at current net asset value, if and to the extent that such redemption is necessary to reimburse the Funds for any loss sustained by reason of the failure of such shareholder to make full payment for shares of the Funds previously purchased or subscribed for by such shareholder.

ACCOUNT MINIMUM

A shareholder selling a partial amount of shares must leave at least $500 worth of shares to keep the account open, or in the case of an IRA account, at least $200. The Funds may also, upon 30 days prior written notice to a shareholder, redeem shares in any account, other than an IRA account, containing shares currently having an aggregate net asset value, not attributed to market fluctuations, of less than $500.

PAYMENT OF REDEMPTION PROCEEDS

A Fund will usually make payment for redemptions of Fund shares within one business day, but not later than seven calendar days after receipt of such redemption requests. However, redemption of recently purchased Fund shares that have been paid for by check may be delayed until the Fund has a reasonable belief that the check has cleared, which may take up to fifteen calendar days after payment for the purchase. Investors who anticipate that they may wish to redeem their shares before fifteen calendar days are advised to pay for their shares by federal funds wire.

WIRED PROCEEDS

In the case of redemption proceeds that are wired to a shareholder's bank, payment will be transmitted only on days that commercial banks are open for business and only to the bank and account previously authorized on the application or shareholder's signature guaranteed letter of instruction. Neither the Funds nor Investor Services Group will be responsible for any


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delays in wired  redemption  proceeds due to heavy wire traffic over the Federal
Reserve System.

SIGNATURE  GUARANTEES/OTHER  DOCUMENTS

Signatures on any (1) request for redemption, payable to the registered shareholder involving $5,000 or more, (2) redemption proceeds payable to and/or mailed to other than the registered shareholder, or (3) requests to transfer shares, must be guaranteed by an "eligible guarantor institution" as such term is defined in Rule 17Ad-15 under the Securities Exchange Act of 1934, which includes certain banks, brokers, dealers, credit unions, securities exchanges and associations, clearing agencies and savings associations. A notary public is not an acceptable guarantor. ADDITIONAL DOCUMENTS MAY BE REQUIRED WHEN SHARES ARE REGISTERED IN THE NAME OF A CORPORATION, PARTNERSHIP, ASSOCIATION, AGENT, FIDUCIARY, TRUST, ESTATE OR OTHER ORGANIZATION. Additional tax documents may also be required in the case of redemptions from IRA accounts. For further information, call Investor Services Group toll free at (800) 443-1021, Option 2.

SYSTEMATIC WITHDRAWAL PLAN

Shareholders owning or purchasing shares of the Funds having a current value of at least $10,000 may participate in a Systematic Withdrawal Plan, which provides for automatic redemption of at least $100 monthly, quarterly, semi-annually, or annually. Shareholders may establish a Systematic Withdrawal Plan by sending a letter to Investor Services Group. Notice of all changes concerning the Systematic Withdrawal Plan must be received by Investor Services Group at least two weeks prior to the next scheduled payment. Further information regarding the Systematic Withdrawal Plan and its requirements can be obtained by contacting Investor Services Group at (800) 443-1021, Option 2.

EARLY REDEMPTION FEE


With respect to THIRD AVENUE HIGH YIELD FUND and THIRD AVENUE REAL ESTATE VALUE FUND, upon the redemption or exchange of shares held less than one year, a fee of 1% of the current net asset value of the shares will be assessed and retained by the Fund for the benefit of the remaining shareholders. This fee is intended to encourage long-term investment in these Funds, to avoid transaction and other expenses caused by early redemptions, and to facilitate portfolio management. The fee is not a deferred sales charge, is not a commission paid to the Adviser, and does not benefit the Adviser in any way. The Funds reserve the right to modify the terms of or


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terminate this fee at any time.  The fee applies to  redemptions  from the Funds and exchanges to other Third Avenue funds, but not to dividend or capital gains distributions which have been automatically reinvested in the Fund. The fee is applied to the shares being redeemed or exchanged in the order in which they were purchased. For the foregoing purposes and without regard to the shares actually redeemed, shares will be treated as redeemed as follows: first, reinvestment shares; second, purchased shares held one year or more; and third, purchased shares held for less than one year. No fee will be payable by
shareholders   who  are  omnibus  or  similar   account   customers  of  certain
Fund-approved broker-dealers and other institutions.

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                             HOW TO EXCHANGE SHARES

INTER-FUND EXCHANGE PRIVILEGE

Shareholders may, in writing or by telephone, exchange shares of one Fund of the Trust for shares of another Fund at net asset value without the payment of any fee or charge, except as noted below under "Early Redemption Fee." An exchange is considered a sale of shares and may result in capital gain or loss for federal income tax purposes. Shareholders who wish to use this exchange privilege may elect the service on the account application.


If Investor Services Group receives exchange instructions in writing or by telephone at (800) 443-1021, in good order by the valuation time on any business day, the exchange will be effected that day. For an exchange request to be in good order, it must include the shareholder's name as it appears on the account, the account number, the amount to be exchanged, the names of the Funds from which and to which the exchange is to be made and a signature guarantee as may be required.


MONEY MARKET EXCHANGE PRIVILEGE

Shareholders may redeem any or all shares of the Funds and automatically invest the proceeds through the Third Avenue Money Market Fund account, in the Cash Account Trust Money Market Portfolio, an unaffiliated, separately managed, money market mutual fund. The exchange privilege with the money market portfolio does not constitute an offering or recommendation of the shares of the money market portfolio by the Funds or the Distributor. The Adviser is compensated for administrative services it performs with respect to the money market portfolio.

Shareholders who wish to use this exchange privilege may elect the service on the account application. The Funds' shareholders should not order shares of the Money Market Fund without first receiving the current prospectus for the Money Market Fund. By giving exchange instructions, a shareholder will be deemed to have represented that he has received the current prospectus for the Money Market Fund. Exchanges of Fund shares are subject to the other requirements of the Money Market Fund into which the exchange is made.

The Funds reserve the right to reject any exchange request or otherwise modify, restrict or terminate the exchange privilege at any time upon at least 60 days prior written notice.

Shareholders should be aware that an exchange is treated for federal income tax purposes as a sale and a purchase of shares, which may result in realization of a gain or loss.

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EARLY REDEMPTION FEE

See "How to Redeem Shares - Early Redemption Fee" for an explanation of a fee that might be applicable upon the exchange of shares of THIRD AVENUE HIGH YIELD FUND or THIRD AVENUE REAL ESTATE VALUE FUND held for less than one year.

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                              SHAREHOLDER SERVICES

Each Fund provides you with helpful services and information about your account.


   o  A statement after every transaction.

   o  An annual account statement reflecting all transactions for the year.


   o Tax information mailed by January 31 of each year, a copy of which will also be filed with the Internal Revenue Service.

   o The financial statements of the Fund with a summary of portfolio composition and performance, mailed at least twice a year.


   o The Funds intend to continue to mail to shareholders quarterly reports containing the Portfolio Managers' letters and a summary of portfolio changes, composition and performance.


   o  24 hour automated voice response service.


The Funds pay for shareholder services but not for special services such as requests for historical transcripts of accounts. The Funds' transfer agent, Investor Services Group, currently charges $10 per year for duplication of historical account activity records, with a maximum fee of $100.

TELEPHONE INFORMATION

Your Account:       Questions  about your account,  purchases,  redemptions  and distributions  can be answered by  Investor  Services  Group
                    Monday through  Friday,  9:00 AM to 7:00 PM (Eastern  time).
                    Call toll free (800) 443-1021, Option 2 or (610) 239-4600.


The Funds:          Questions  about  the Funds can be  answered  by the  Funds'
                    telephone representatives Monday through Friday 9:00 AM to 5:00 PM (Eastern time). Call toll free (800) 443-1021 or
                    (212) 888-5222.


To Redeem Shares:   To redeem shares by telephone,  call Investor Services Group prior to 4:00 PM on the day you wish to  redeem,  toll  free
                    (800) 443-1021, Option 2, or (610) 239-4600.

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                             TRANSFER OF OWNERSHIP

A shareholder may transfer Fund shares or change the name or form in which the shares are registered by writing to Investor Services Group. The letter of instruction must clearly identify the account number, name(s) and number of shares to be transferred, and provide a certified tax identification number by way of a completed new account application or W-9 form, and include the signature(s) of all registered owners, and any share certificates issued. The signature(s) on the transfer instructions or any stock power must be guaranteed as described under "Signature Guarantees/Other Documents."

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                                    APPENDIX
                      DESCRIPTION OF CORPORATE BOND RATINGS
                         STANDARD & POOR'S RATINGS GROUP

The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform any audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information or for other circumstances.

The ratings are based, in varying degrees, on the following considerations:

I. Likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

II.  Nature and provisions of the obligation.

III. Protection afforded by, and relative position of the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

     AAA - Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

     AA - Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

     A - Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB - Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

     BB, B, CCC, CC, C - Debt rated "BB", "B", "CCC", "CC", and "C" is regarded, on balance, as predominantly speculative with respect to capacity to pay
     interest  and  repay   principal  in  accordance  with  the  terms  of  the
     obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such debt will
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     likely  have  some  quality  and  protective  characteristics,   these  are
     outweighed by large uncertainties or major risk exposures to adverse conditions.

     BB - Debt rated "BB" has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB" rating.

     B - Debt rated "B" has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

     CCC - Debt rated "CCC" has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

     CC - The rating "CC" is typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

     C - The rating "C" is typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

     C1 - The rating "C1" is reserved for income bonds on which no interest is being paid.

     D - Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during

--------------------------------------------------------------------------------
                                       47
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
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                                [GRAPHIC OMITTED]

     such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus (+) or Minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

MOODY'S INVESTORS SERVICE, INC.

     Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risk appear somewhat greater than the Aaa securities.

     A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

     Baa - Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba - Bonds which are rated Ba are judged to have speculative elements: their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

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                                       48
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                                [GRAPHIC OMITTED]

     B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C - Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing. Moody's applies numerical modifiers: 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

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                                       49
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
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                                BOARD OF TRUSTEES
                                 Phyllis W. Beck
                                 Lucinda Franks
                                Gerald Hellerman
                                  Marvin Moser
                               Myron M. Sheinfeld
                                  Martin Shubik
                                Charles C. Walden
                                 Barbara Whitman
                                Martin J. Whitman

                                    OFFICERS
                                Martin J. Whitman
                        Chairman, Chief Executive Officer

                                 David M. Barse
                       President, Chief Operating Officer

                                 Michael Carney
                       Chief Financial Officer, Treasurer

                        Kerri Weltz, Assistant Treasurer

                 Ian M. Kirschner, General Counsel and Secretary

                               INVESTMENT ADVISER
                               EQSF Advisers, Inc.
                                767 Third Avenue
                             New York, NY 10017-2023

                                   DISTRIBUTOR
                               M.J. Whitman, Inc.
                                767 Third Avenue
                             New York, NY 10017-2023

                                 TRANSFER AGENT
                    First Data Investor Services Group, Inc.
                               3200 Horizon Drive
                                 P.O. Box 61503
                         King of Prussia, PA 19406-0903
                                 (610) 239-4600
                           (800) 443-1021 (toll-free)

                                   CUSTODIANS

       THIRD AVENUE VALUE FUND             THIRD AVENUE SMALL-CAP VALUE FUND
    North American Trust Company             THIRD AVENUE HIGH YIELD FUND
            525 B Street                  THIRD AVENUE REAL ESTATE VALUE FUND
      San Diego, CA 92101-4492                  Custodial Trust Company
                                                  101 Carnegie Center
                                               Princeton, NJ 08540-6231

                                     [logo]


                                767 THIRD AVENUE
                             NEW YORK, NY 10017-2023
                              Phone (212) 888-5222
                            Toll Free (800) 443-1021
                            www.thirdavenuefunds.com



================================================================================

                                [GRAPHIC OMITTED]


                                  STATEMENT OF
                                   ADDITIONAL
                                  INFORMATION

                                 --------------

                               SEPTEMBER 15, 1998

                       STATEMENT OF ADDITIONAL INFORMATION

                            DATED SEPTEMBER 15, 1998


                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                        THIRD AVENUE SMALL-CAP VALUE FUND
                          THIRD AVENUE HIGH YIELD FUND
                       THIRD AVENUE REAL ESTATE VALUE FUND

     This Statement of Additional Information is in addition to and serves to expand and supplement the current Prospectus of Third Avenue Trust (the "Trust"), which currently consists of four separate investment series: THIRD AVENUE VALUE FUND, THIRD AVENUE SMALL-CAP VALUE FUND, THIRD AVENUE HIGH YIELD FUND and THIRD AVENUE REAL ESTATE VALUE FUND (each a "Fund" and collectively, the "Funds").


     This Statement of Additional Information, dated September 15, 1998, is not a Prospectus and should be read in conjunction with the Prospectus dated September 15, 1998. A copy of the Prospectus may be obtained without charge by contacting the Funds at 767 Third Avenue, New York, NY 10017-2023, (800) 443-1021 or (212) 888-5222.


                                TABLE OF CONTENTS


GENERAL INFORMATION                                                  1
INVESTMENT POLICIES                                                  1
  Loans and Other Direct Debt Instruments                            1
  Short Sales                                                        1
  Commodities                                                        1
INVESTMENT RESTRICTIONS                                              2
MANAGEMENT OF THE TRUST                                              4
COMPENSATION TABLE                                                  11
INVESTMENT ADVISER                                                  14
INVESTMENT ADVISORY AGREEMENT                                       14
ADMINISTRATOR                                                       16
DISTRIBUTOR                                                         16
CUSTODIAN                                                           16
PORTFOLIO TRADING PRACTICES                                         17
PURCHASE ORDERS                                                     20
REDEMPTION OF SHARES                                                20
  Redemption in Kind                                                21
DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAXES                     21
  General                                                           21
  Distributions                                                     24
  Redemption of Shares                                              24
  Backup Withholding                                                25
PERFORMANCE INFORMATION                                             25
FINANCIAL STATEMENTS                                                26


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                               GENERAL INFORMATION

Third Avenue Trust (the "Trust") was organized as a business trust under the laws of the state of Delaware pursuant to a Trust Instrument dated October 31, 1996. At the close of business on March 31, 1997, shareholders of Third Avenue Value Fund, Inc. ("Third Avenue Maryland"), a Maryland corporation which was incorporated on November 27, 1989 and began operations on October 9, 1990, became shareholders of THIRD AVENUE VALUE FUND, a series of the Trust, pursuant to a merger agreement which was approved by a majority of Third Avenue Maryland's shareholders on December 13, 1996. Upon this merger, all assets, privileges, powers, franchises, liabilities and obligations of Third Avenue Maryland were assumed by the Trust. Except as noted herein, all information about THIRD AVENUE VALUE FUND or the Trust, as applicable, includes information about its predecessor, Third Avenue Maryland.

                               INVESTMENT POLICIES

LOANS AND OTHER DIRECT DEBT INSTRUMENTS

THIRD AVENUE SMALL-CAP VALUE FUND may invest in loans and other direct debt instruments but currently does not intend to do so except to the extent it has excess cash or for temporary defensive purposes. Each of THIRD AVENUE HIGH YIELD FUND and THIRD AVENUE REAL ESTATE VALUE FUND may from time to time make loans and expects to invest in loans and other direct debt instruments.

SHORT SALES

THIRD AVENUE SMALL-CAP VALUE FUND, THIRD AVENUE HIGH YIELD FUND and THIRD AVENUE REAL ESTATE VALUE FUND may, but currently do not intend to, engage in short sales. In a short sale transaction, the Fund sells a security it does not own in anticipation of a decline in the market value of the security.

COMMODITIES

THIRD AVENUE SMALL-CAP VALUE FUND, THIRD AVENUE HIGH YIELD FUND and THIRD AVENUE REAL ESTATE VALUE FUND may, but currently do not intend to, invest in commodities or commodity contracts and futures contracts.

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                                        1
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                            INVESTMENT RESTRICTIONS

For  the  benefit  of   shareholders,   each  Fund  has  adopted  the  following
restrictions, which are fundamental policies and cannot be changed without the approval of a majority of such Fund's outstanding voting securities.1

The following investment restrictions apply to each of THIRD AVENUE VALUE FUND, THIRD AVENUE SMALL-CAP VALUE FUND, THIRD AVENUE HIGH YIELD FUND and THIRD AVENUE REAL ESTATE VALUE FUND. No Fund may:

  1. Borrow money or pledge, mortgage or hypothecate any of its assets except that each Fund may borrow on a secured or unsecured basis as a temporary measure for extraordinary or emergency purposes. Such temporary borrowing may not exceed 5% of the value of such Fund's total assets when the borrowing is made.

  2. Act as underwriter of securities issued by other persons, except to the extent that, in connection with the disposition of portfolio securities, it may technically be deemed to be an underwriter under certain securities laws.

  3. Invest in interests in oil, gas, or other mineral exploration or development programs, although it may invest in the marketable securities of companies which invest in or sponsor such programs.

  4. Issue any senior security (as defined in the Investment Company Act of 1940, as amended) (the "1940 Act"). Borrowings permitted by Item 1 above are not senior securities.

  5. Invest 25% or more of the value of its total assets in the securities (other than Government Securities or the securities of other regulated investment companies) of any one issuer, or of two or more issuers which the Fund controls and which are determined to be engaged in the same industry or similar trades or businesses or related trades or businesses.

----------
1 As used in this Statement of Additional Information as to any matter requiring shareholder approval, the phrase "majority of the outstanding securities" means the vote at a meeting of (i) 67% or more of the shares present or represented, if the holders of more than 50% of the outstanding voting securities are present in person or represented by proxy, or (ii) more than 50% of the outstanding voting securities, whichever is less.

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                                       2
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  6.  Invest 25% or more of the value of its total  assets in any one  industry, except that THIRD AVENUE REAL ESTATE VALUE FUND will invest more than 25% of its total assets in the real estate industry or related industries or that own significant real estate assets at the time of investment.


The following investment restrictions apply only to THIRD AVENUE VALUE FUND. The Fund may not:

  1.  Make short sales of securities or maintain a short position.

  2. Buy or sell commodities or commodity contracts, futures contracts or real estate or interests in real estate, although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate.

  3. Invest in securities of other investment companies if the Fund, after such purchase or acquisition owns, in the aggregate, (i) more than 3% of the total outstanding voting stock of the acquired company; (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the Fund, or (iii) securities issued by the acquired company and all other investment companies (other than treasury stock of the Fund) having an aggregate value in excess of 10% of the value of the total assets of the Fund.

  4. Participate on a joint or joint and several basis in any trading account in securities.

  5. Make loans, except through (i) the purchase of bonds, debentures, commercial paper, corporate notes, and similar evidences of indebtedness of a type commonly sold to financial institutions, and (ii) repurchase agreements. The purchase of a portion of an issue of securities described under (i) above distributed publicly, whether or not the purchase is made on the original issuance, is not considered the making of a loan.

Each Fund is required to comply with the above fundamental investment restrictions applicable to it only at the time the relevant action is taken. A Fund is not required to liquidate an existing position solely because a change in the market value of an investment or a change in the value of the Fund's net or total assets causes it not to comply with the restriction at a future date. A Fund will not purchase any portfolio securities while any borrowing exceeds 5% of its total assets.

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                                        3
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                             MANAGEMENT OF THE TRUST

Trustees and officers of the Funds, together with information as to their principal business occupations during at least the last five years, are shown below. Each trustee who is deemed to be an "interested person" of the Funds, as defined in the 1940 Act, is indicated by an asterisk.



                              Position(s)
                              Held with              Principal Occupation
Name and Address        Age   Registrant             During Past 5 Years
==============================================================================================
PHYLLIS W. BECK*        71    Trustee            An Associate Judge (1981 to
GSB Bldg. Suite 800                              Present) of the Superior Court of
City Line & Belmont Ave.                         Pennsylvania; Trustee or Director of
Bala Cynwyd, PA 19004-1611                       the Trust or its predecessor since
                                                 November, 1992.

LUCINDA FRANKS          51    Trustee            Journalist (1969 to Present); Author
64 East 86th Street                              "Wild Apples" (1990), "Waiting
New York, NY 10028                               Out a War; The Exile of Private John
                                                 Picciano (1974); Winner of the 1971
                                                 Pulitzer Prize for Journalism; Trustee
                                                 of the Trust since February, 1998.


GERALD HELLERMAN        60    Trustee            Managing Director (8/93 to Present)
10965 Eight Bells Lane                           of Hellerman Associates, a financial
Columbia,  MD 21044                              and corporate consulting firm; Chief
                                                 Financial Analyst (1976 to 7/93) of the
                                                 Antitrust Division of U.S. Department of
                                                 Justice; Trustee or Director of the
                                                 Trust or its predecessor since September,
                                                 1993.


MARVIN MOSER, M.D.      74    Trustee            Trustee (1992 to Present) of the
13 Murray Hill Road                              Trudeau Institute, a medical research
Scarsdale, NY 10583                              institute; Clinical Professor of
                                                 Medicine (1984 to Present) at Yale
                                                 University School of Medicine; Senior
                                                 Medical Consultant (1972 to Present) for
                                                 the National High Blood Pressure
                                                 Education Program of the National Heart,
                                                 Lung and Blood Institute; Member of the
                                                 Committee in 1980, 1984, 1988, 1992 and
                                                 1996 of the Joint National Committee on

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                                       4
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

                              Position(s)
                              Held with              Principal Occupation
Name and Address        Age   Registrant             During Past 5 Years
==============================================================================================
MARVIN MOSER, M.D.                               Detection, Evaluation and Treatment of
(continued)                                      High Blood Pressure for the National
                                                 Heart, Lung and Blood Institute;
                                                 Director of AMBI Corp. (1997 to
                                                 Present); Trustee or Director of the
                                                 Trust or its predecessor since November,
                                                 1994.

MYRON M. SHEINFELD      68    Trustee            Counsel to (12/96 to present) and
1001 Fannin St., Suite 3700                      Attorney and Shareholder (1986 to
Houston, TX 77002                                12/96) of Sheinfeld, Maley & Kay P.C., a
                                                 law firm; Adjunct Professor (1975 to
                                                 1991) of the University of Texas Law
                                                 School; Director (1984 to 1992) of
                                                 Equity Strategies Fund, Inc.; Director
                                                 (1988 to Present) of Nabors Industries,
                                                 Inc., an international oil drilling
                                                 contractor; former Consultant (11/90 to
                                                 4/95) to Meyer Hendricks Victor Osborn &
                                                 Maledon, a law firm in Phoenix, Arizona;
                                                 Co-Editor and Co-Author "Collier on
                                                 Bankruptcy 15th Edition Revised" and
                                                 "Collier on Bankruptcy Taxation";
                                                 Trustee or Director of the Trust or its
                                                 predecessor since its inception.

MARTIN SHUBIK           72    Trustee            Seymour H. Knox Professor (1975
Yale University                                  to Present) of Mathematical and
Dept. of Economics                               Institutional Economics, Yale Uni-
Box 2125, Yale Station                           versity; Director (1984 to 4/94) of
New Haven, CT 06520                              Equity Strategies Fund, Inc.;
                                                 Trustee or Director of the Trust or
                                                 its predecessor since its inception.

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                                       5
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

                              Position(s)
                              Held with              Principal Occupation
Name and Address        Age   Registrant             During Past 5 Years
==============================================================================================
CHARLES C. WALDEN       54    Trustee            Senior Vice-President--Investments
Knights of Columbus                              (1973 to Present) (Chief Investment
1 Columbus Plaza                                 Officer) of Knights of Columbus, a
New Haven, CT 06510                              fraternal benefit society selling life
                                                 insurance and annuities; Chartered
                                                 Financial Analyst; Trustee or Director
                                                 of the Trust or its predecessor since
                                                 May, 1996.

BARBARA WHITMAN*        39    Trustee            Registered Securities Representative
767 Third Avenue                                 (11/96 to Present) of M.J. Whit-
New York, NY 10017-2023                          man, Inc.; Director (8/97 to Present) of
                                                 Riverside Stage Company, a theater;
                                                 Director (4/95 to Present) of EQSF
                                                 Advisers, Inc.; House Manager (1/94 to
                                                 8/94) of Whiting Auditorium, a theater;
                                                 Substitute Teacher (1/92 to 6/93) of
                                                 National-Louis University Movement
                                                 Center, a university. Trustee of the
                                                 Trust since September, 1997.

MARTIN J. WHITMAN*      73    Chairman,          Chairman and CEO (3/90 to
767 Third Avenue              Chief              Present), President (1/91 to 5/98), of
New York, NY 10017-2023       Executive          the Trust; Chairman and CEO (3/90
                              Officer,           to Present), President (1/91 to 2/98),
                              and                of EQSF Advisers,  Inc.; Chairman,
                              Trustee            CEO (1/1/95 to Present),  President
                                                 (1/1/95 to 6/29/95) and Chief Investment
                                                 Officer (10/92 to Present) of M.J.
                                                 Whitman Advisers, Inc., a subsidiary of
                                                 M.J. Whitman Holding Corp., (MJWHC), a
                                                 holding company managing investment
                                                 subsidiaries and an investment adviser
                                                 to private and institutional clients;
                                                 Chairman, CEO (1/1/95 to Present) and
                                                 President (1/1/95 to 6/29/95) of MJWHC
                                                 and of M.J. Whitman,

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                                       6
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

                              Position(s)
                              Held with              Principal Occupation
Name and Address        Age   Registrant             During Past 5 Years
==============================================================================================

MARTIN J. WHITMAN*                               Inc., a subsidiary of MJWHC and the
(continued)                                      successor broker-dealer of M.J. Whitman,
                                                 L.P. (MJWLP), a Delaware limited
                                                 partnership which has been dissolved;
                                                 Distinguished Management Fellow (1972 to
                                                 Present) and Member of the Advisory
                                                 Board (10/94 to 6/95) of the Yale School
                                                 of Management at Yale University;
                                                 Director and Chairman (8/90 to Present),
                                                 President (8/90 to 12/90), CEO (8/96 to
                                                 Present) and Chief Investment Officer
                                                 (12/90 to 8/96) of Danielson Holding
                                                 Corporation, and a Director of its
                                                 subsidiaries; Director (3/91 to Present)
                                                 of Nabors Industries, Inc., an
                                                 international oil drilling contractor;
                                                 Chairman and CEO (4/86 to Present) and
                                                 President (1/91 to 2/98) of EQSF
                                                 Advisers, Inc., investment adviser to
                                                 the Trust; Director (8/97 to Present) of
                                                 Tejon Ranch Co.; President and CEO
                                                 (10/74 to Present) of Martin J. Whitman
                                                 & Co., Inc., (formerly M.J. Whitman &
                                                 Co., Inc.), a private investment
                                                 company; Trustee or Director of the
                                                 Trust or its predecessor since its
                                                 inception; Chartered Financial Analyst.


DAVID M. BARSE          36    President          President (5/98 to Present), and Executive
767 Third Avenue              and Chief          Vice President (4/95 to 5/98) of the
New York, NY 10017-2023       Operating          Trust; President, Chief Operating Officer and
                              Officer            Director (7/96 to Present) of Danielson
                              (COO)              Holding Corporation; Director (8/96 to Present)
                                                 of National American


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                                       7
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

                              Position(s)
                              Held with              Principal Occupation
Name and Address        Age   Registrant             During Past 5 Years
==============================================================================================
DAVID M. BARSE                                   Insurance Company of California;
(continued)                                      President (2/98 to Present), Executive
                                                 Vice President (4/95 to 2/98), and
                                                 Director (4/95 to Present) of EQSF
                                                 Advisers, Inc.; President (6/95 to
                                                 Present), Director, Chief Operating
                                                 Officer (1/95 to Present), Secretary
                                                 (1/95 to 1/96) and Executive Vice
                                                 President (1/95 to 6/95) of MJWHC;
                                                 President (6/95 to Present), Director
                                                 and COO (1/95 to Present), Secretary
                                                 (1/95 to 1/96), Executive Vice President
                                                 (1/95 to 6/95) of M.J. Whitman, Inc.;
                                                 President (6/95 to Present), Director
                                                 and COO (1/95 to Present), Executive
                                                 Vice President (1/95 to 6/95) and
                                                 Corporate Counsel (10/92 to 12/95) of
                                                 M.J. Whitman Advisers, Inc.; Director
                                                 (6/97 to Present) of CGA Group, Ltd.;
                                                 Director (7/94 to 12/94), Executive Vice
                                                 President and Secretary (1/92 to 12/94)
                                                 of Whitman Securities Corp.

MICHAEL CARNEY          44    Treasurer,         Director, (1/1/95 to Present)
767 Third Avenue              Chief              Executive Vice President, Chief
New York, NY 10017-2023       Financial          Financial Officer (6/29/95 to
                              Officer            Present) of MJWHC and of M.J.
                              (CFO)              Whitman, Inc.; Treasurer,  Director
                                                 (1/1/95 to Present),  Executive Vice President
                                                 (6/29/95 to Present) and CFO (10/92 to
                                                 Present) of M.J. Whitman Advisers, Inc.;
                                                 Treasurer (12/93 to 4/96) of Longstreet
                                                 Investment Corp.; CFO (3/26/93 to 6/95)
                                                 of Danielson Trust Company;

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                                       8
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

                              Position(s)
                              Held with              Principal Occupation
Name and Address        Age   Registrant             During Past 5 Years
==============================================================================================
MICHAEL CARNEY                                   Limited Partner (1/92 to 12/31/94) of
(continued)                                      M.J. Whitman, L.P.; CFO of WHR
                                                 Management Corporation (8/91 to
                                                 Present), Danielson Holding Corporation
                                                 (8/90 to Present) and Carl Marks
                                                 Strategic Investments, L.P., an
                                                 investment partnership (1/90 to 4/94);
                                                 CFO (1/90 to 4/94) of Carl Marks & Co.,
                                                 Inc., a broker-dealer; CFO (8/89 to
                                                 12/90) of Whitman Advisors, Ltd.; CFO
                                                 and Treasurer (5/89 to 4/94) of Equity
                                                 Strategies Fund, Inc.; CFO and Treasurer
                                                 (5/89 to Present) of EQSF Advisers,
                                                 Inc.; CFO (5/89 to Present) of Whitman
                                                 Heffernan Rhein & Co., Inc., Martin J.
                                                 Whitman & Co., Inc., (formerly M.J.
                                                 Whitman & Co., Inc.) and WHR Management
                                                 Company, L.P., a firm managing
                                                 investment partnerships.

KERRI WELTZ             31    Assistant          Assistant Treasurer (5/96 to Present),
767 Third Avenue              Treasurer          Controller (1/96 to Present), Assist-
New York, NY 10017-2023                          ant Controller (1/93 to 12/95) and Staff
                                                 Accountant (1/92 to 12/92) for the
                                                 Trust; Controller (1/96 to Present),
                                                 Assistant Controller (1/93 to 12/95),
                                                 and Staff Accountant (1/92 to 12/92) of
                                                 EQSF Advisers, Inc.; Controller (8/96 to
                                                 Present), of Danielson Holding Corp.;
                                                 Controller (5/96 to Present) and
                                                 Assistant Controller (1/95 to 5/96) of
                                                 Whitman Heffernan & Rhein Workout Fund
                                                 II, L.P. and Whitman Heffernan & Rhein
                                                 Workout Fund II-A, L.P.; Controller
                                                 (5/96 to pre-

--------------------------------------------------------------------------------
                                       9
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
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                                [GRAPHIC OMITTED]

                              Position(s)
                              Held with              Principal Occupation
Name and Address        Age   Registrant             During Past 5 Years
==============================================================================================

KERRI WELTZ                                      sent) of WHR Management Corp.;
(continued)                                      Controller (5/96 to Present), Assistant
                                                 Controller (1/93 to 5/96) and Staff
                                                 Accountant (5/91 to 12/92), of Whitman
                                                 Heffernan Rhein & Co., Inc.; Controller
                                                 (5/96 to Present) of Martin J Whitman &
                                                 Co., Inc.; Assistant Controller (10/94
                                                 to 4/96) of Longstreet Investment Corp
                                                 and Emerald Investment Partners, L.P.;
                                                 Assistant Controller (1/93 to 4/94) and
                                                 Staff Accountant (1/92 to 12/92) of
                                                 Equity Strategies Fund, Inc.; Payroll
                                                 manager (5/91 to 12/93) of M.J. Whitman,
                                                 L.P.


IAN M. KIRSCHNER        42    General            General Counsel and Secretary (8/96 to Present)
767 Third Avenue              Counsel and        of Danielson Holding  Corporation;  General
New York, NY  10017-2023      Secretary          Counsel and Secretary (1/96 to Present)
                                                 of MJWHC, M.J. Whitman, Inc., and M. J.
                                                 Whitman Advisers, Inc.; General Counsel
                                                 and Secretary (1/97 to Present) of the
                                                 Trust; General Counsel and Secretary
                                                 (1/97 to Present) of EQSF Advisers,
                                                 Inc.; Vice-President, General Counsel
                                                 and Secretary (2/93 to 6/95) of 2 I
                                                 Inc.; Of Counsel (10/90 to 10/92) to
                                                 Morgan, Lewis & Bockius.


The Trust does not pay any fees to its officers for their services as such, but does pay Trustees who are not affiliated with the Investment Adviser a fee of $1,500 per Fund for each meeting of the Board of Trustees that they attend, in addition to reimbursing all Trustees for travel and incidental expenses incurred by them in connection with their attendance at Board meetings. The Trust also pays the non-interested Trustees an annual stipend

--------------------------------------------------------------------------------
                                       10
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                                [GRAPHIC OMITTED]

of $2,000 per Fund in January of each year for the previous year's service. The Trust paid Trustees in the aggregate, $89,549 in such fees and expenses for the year ended October 31, 1997. Trustees do not receive any pension or retirement benefits.

For the fiscal year ended October 31, 1997, the aggregate amount of compensation paid to each Trustee by the Trust is listed below. No compensation was paid to the Trustees with respect to THIRD AVENUE HIGH YIELD FUND or THIRD AVENUE REAL ESTATE VALUE FUND because neither Fund had commenced operations as of that date.

                                  COMPENSATION TABLE
                                AGGREGATE COMPENSATION      TOTAL COMPENSATION
                                  FROM REGISTRANT FOR       FROM REGISTRANT AND
                                   FISCAL YEAR ENDED         FUND COMPLEX PAID
NAME AND POSITION HELD             OCTOBER 31, 1997*            TO TRUSTEES
--------------------------------------------------------------------------------
Phyllis W. Beck, Trustee              $     0                      $     0
Tibor Fabian, Trustee**               $11,700                      $11,700
Gerald Hellerman, Trustee             $11,700                      $11,700
Marvin Moser, M.D., Trustee           $11,700                      $11,700
Donald Rappaport, Trustee***          $ 8,700                      $ 8,700
Myron M. Sheinfeld, Trustee           $11,700                      $11,700
Martin Shubik, Trustee                $ 7,200                      $ 7,200
Charles C. Walden, Trustee            $11,300                      $11,300
Barbara Whitman, Trustee              $     0                      $     0
Martin J. Whitman, Chairman
   and Chief Executive Officer        $     0                      $     0

----------
* Amount does not include reimbursed expenses for attending Board meetings, which amounted to $15,549 for all Trustees as a group. For the fiscal year ended October 31, 1998, it is anticipated that in addition to the compensation payable to the Trustees of THIRD AVENUE VALUE FUND and THIRD AVENUE SMALL-CAP VALUE FUND, the Trustees of THIRD AVENUE HIGH YIELD FUND and THIRD AVENUE REAL ESTATE VALUE FUND also shall receive compensation in an estimated amount equal to $4,500 and $1,500 per Trustee, respectively, and THIRD AVENUE HIGH YIELD FUND and THIRD AVENUE REAL ESTATE VALUE FUND will reimburse the Trustees for approximately $4,000 in expenses in the aggregate (such estimated amounts are based upon the aggregate compensation received and expenses incurred by the Trustees of THIRD AVENUE VALUE FUND and THIRD AVENUE SMALL CAP VALUE FUND for the fiscal year ended October 31,
     1997).
**   Mr. Fabian passed away on December 6, 1997.
***  Mr. Rappaport resigned as a Trustee on May 8, 1997.

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                                       11
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                                [GRAPHIC OMITTED]


The following persons beneficially own of record or are known to beneficially own of record 5 percent or more of the outstanding common stock of THIRD AVENUE VALUE FUND, THIRD AVENUE SMALL-CAP VALUE FUND and THIRD AVENUE HIGH YIELD FUND as set forth below as of August 28, 1998. THIRD AVENUE REAL ESTATE VALUE FUND had not commenced operations as of August 28, 1998.


THIRD AVENUE VALUE FUND


                                   PERCENTAGE OF
NAME AND ADDRESS              THIRD AVENUE VALUE FUND        NUMBER OF SHARES
--------------------------------------------------------------------------------
Charles Schwab & Co., Inc.2            42.54%                  23,129,448
101 Montgomery Street
San Francisco, CA 94104

Donaldson Lufkin & Jenrette            11.50%                   5,557,441
  Securities Corporation3
Mutual Funds Dept. 5th Floor
P.O. Box 2052
Jersey City, NJ 07303

National Financial Securities Corp.3   10.25%                   6,250,366
P.O. Box 3908
Church Street Station
New York, NY 10008-3908

THIRD AVENUE SMALL-CAP VALUE FUND

                                   PERCENTAGE OF
NAME AND ADDRESS         THIRD AVENUE SMALL-CAP VALUE FUND   NUMBER OF SHARES
--------------------------------------------------------------------------------
Charles Schwab & Co., Inc.2            34.43%                   4,512,593
101 Montgomery Street
San Francisco, CA 94104

National Financial Securities Corp.3   19.37%                   2,539,726
P.O. Box 3908
Church Street Station
New York, NY 10008-3908

Bear Stearns Securities Corp.4          8.21%                   1,075,975
One Metrotech Center North
Brooklyn, NY 11201-3859

Donaldson Lufkin & Jenrette
  Securities Corporation3               5.92%                     775,571
Mutual Funds Dept. 5th Floor
P.O. Box 2052
Jersey City, NJ 07303


--------------------------------------------------------------------------------
                                       12
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                                [GRAPHIC OMITTED]

THIRD AVENUE HIGH YIELD FUND


                                   PERCENTAGE OF
NAME AND ADDRESS           THIRD AVENUE HIGH YIELD FUND      NUMBER OF SHARES
--------------------------------------------------------------------------------
Charles Schwab & Co., Inc.2            44.27%                     473,231
101 Montgomery Street
San Francisco, CA 94104

Bear Stearns Securities Corp. 4        24.98%                     267,033
One Metrotech Center North
Brooklyn, NY 11201-3859

National Financial Securities Corp.3    7.32%                      78,248
P.O. Box 3908
Church Street Station
New York, NY 10008-3908


--------------------------------------------------------------------------------
2 Charles Schwab & Co., Inc. is a discount broker-dealer acting as a nominee for registered investment advisers whose clients have purchased shares of the Fund, and also holds shares for the benefit of its clients.

3 Donaldson Lufkin & Jenrette Securities Corporation and National Financial Services Corp. are broker-dealers holding shares for the benefit of their respective clients.

4 Bear Stearns Securities Corp. is a broker-dealer holding shares for the benefit of its clients, including, at such time, clients of MJW, the Funds' affiliated broker-dealer, principal underwriter and distributor.


--------------------------------------------------------------------------------
                                       13
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                                [GRAPHIC OMITTED]

                               INVESTMENT ADVISOR

The Investment Adviser to the Trust is EQSF Advisers, Inc. (the "Adviser"). Martin J. Whitman is a controlling person of the Adviser. His control is based upon an irrevocable proxy signed by his children, who own in the aggregate 75% of the outstanding common stock of the Adviser, pursuant to a shareholders' agreement entered into by and among them. Mr. Whitman is Chairman and Chief Executive Officer of the Adviser.

The following individuals are affiliated persons of the Trust and Adviser:

                     CAPACITY WITH FUNDS      CAPACITY WITH ADVISER
                     -----------------        ---------------------
Martin J. Whitman    Chairman and Chief       Chairman and Chief
                     Executive Officer        Executive Officer

David M. Barse       President, Chief         President, Chief
                     Operating Officer        Operating Officer

Michael Carney       Treasurer, Chief         Treasurer, Chief
                     Financial Officer        Financial Officer

Ian M. Kirschner     General Counsel          General Counsel
                     and Secretary            and Secretary

Kerri Weltz          Assistant Treasurer      Assistant Treasurer

Barbara Whitman      Trustee                  Director

                          INVESTMENT ADVISORY AGREEMENT


The investment advisory services of the Adviser are furnished to each of THIRD AVENUE VALUE FUND and THIRD AVENUE SMALL-CAP VALUE FUND pursuant to an Investment Advisory Agreement dated February 28, 1997, to THIRD AVENUE HIGH YIELD Fund pursuant to an Investment Advisory Agreement dated February 9, 1998 and to THIRD AVENUE REAL ESTATE VALUE FUND pursuant to an Investment Advisory Agreement dated September 16, 1998 (the "Investment Advisory Agreement"), each providing for an initial term of two years. The Investment Advisory Agreement of THIRD AVENUE VALUE FUND and THIRD AVENUE SMALL-CAP VALUE FUND were initially approved for each Fund on February 11, 1997, the Investment Advisory Agreement of THIRD AVENUE HIGH YIELD FUND was initially approved on February 9, 1998, and the Investment Advisory Agreement of THIRD AVENUE REAL ESTATE VALUE FUND was initially approved on September 16, 1998, in each case by the Board of Trustees of the Trust, including a majority of the Trustees who are not "interested persons" as defined in the 1940


--------------------------------------------------------------------------------
                                       14
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
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                                [GRAPHIC OMITTED]

Act, and by the sole shareholder of each Fund on the same date. The Adviser has provided investment advisory services to the Funds since their inception.

After the initial two-year term, each Investment Advisory Agreement will continue from year to year if approved annually by the Board of Trustees of the Trust or a majority of the outstanding voting securities of the Trust, and by vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or "interested persons" (as defined in the 1940 Act) of such parties, cast in person at a meeting called for the purpose of voting on such approval. The Investment Advisory Agreements may be terminated at any time without penalty, upon 60 days written notice by either party to the other, and will automatically be terminated upon any assignment thereof.

Under the Investment Advisory Agreements, the Adviser supervises and assists in the management of the Trust, provides investment research and research evaluation and makes and executes recommendations for the purchase and sale of securities. The Adviser furnishes at its expense all necessary office equipment and personnel necessary for performance of the obligations of the Adviser and pays the compensation of officers of the Trust. However, in the event that any person serving as an officer of the Trust has both executive duties attendant to such offices and administrative duties to the Trust apart from such office, the Adviser does not pay any amount relating to the performance of such administrative duties.

All other expenses incurred in the operation of the Funds and the continuous offering of its shares, including taxes, fees and commissions, bookkeeping expenses, fund employees, expenses of redemption of shares, charges of administrators, custodians and transfer agents, auditing and legal expenses, fees of outside Trustees and rent are borne by the Funds. For the investment advisory services provided by the Adviser, each Fund pays the Adviser a monthly fee of 1/12 of .90% (an annual rate of .90%) on the average daily net assets in the Fund during the prior month. During the fiscal years ended October 31, 1997, 1996 and 1995, THIRD AVENUE VALUE FUND paid investment advisory fees to the Adviser of $9,303,435, $3,976,741 and $1,926,686, respectively. During the period from inception to October 31, 1997, THIRD AVENUE SMALL-CAP VALUE FUND paid investment advisory fees to the Adviser of $252,298.

--------------------------------------------------------------------------------
                                       15
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
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                                [GRAPHIC OMITTED]

                                 ADMINISTRATOR

The Funds have entered into an Administration Services Agreement (the "Administration Agreement") with First Data Investor Services Group, Inc., a wholly owned subsidiary of First Data Corporation ("Investor Services Group"). The Administration Agreement provides that Investor Services Group shall provide all administrative services to each Fund other than those relating to the investment portfolio of the Funds, the distribution of the Funds and the maintenance of each Fund's financial records. The Administration Agreement has an initial two year term and may be terminated at any time (effective after such initial term) without penalty, upon 180 days written notice by either party to the other, and will automatically be terminated upon any assignment thereof.

                                   DISTRIBUTOR


The distribution services of M.J. Whitman, Inc. ("MJW" or the "Distributor") are furnished to each Fund pursuant to a Distribution Agreement (the "Distribution Agreement") dated February 28, 1997 in the case of THIRD AVENUE VALUE FUND and THIRD AVENUE SMALL-CAP VALUE FUND, February 9, 1998 in the case of THIRD AVENUE HIGH YIELD FUND, and September 16, 1998 in the case of THIRD AVENUE REAL ESTATE VALUE FUND. Under such agreements, the Distributor shall (1) assist in the sale and distribution of each Fund's shares; and (2) qualify and maintain the qualification as a broker-dealer in such states where shares of the Funds are registered for sale.


Each Distribution Agreement will remain in effect provided that it is approved at least annually by the Board of Trustees or by a majority of the Fund's outstanding shares, and in either case, by a majority of the Trustees who are not parties to the Distribution Agreement or interested persons of any such party. Each Distribution Agreement terminates automatically if it is assigned and may be terminated without penalty by either party on not less than 60 days written notice.

                                    CUSTODIAN

North American Trust Company ("North American"), 525 B Street, San Diego, CA 92101-4492 serves as custodian for THIRD AVENUE VALUE FUND

--------------------------------------------------------------------------------
                                       16
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
================================================================================

and Custodial Trust Company, 101 Carnegie Center, Princeton, NJ 08540-6231, serves as custodian for THIRD AVENUE SMALL-CAP VALUE FUND, THIRD AVENUE HIGH YIELD FUND and THIRD AVENUE REAL ESTATE VALUE FUND pursuant to custodian agreements. Under such agreements, each Custodian (1) maintains a separate account or accounts in the name of the Fund for which it is Custodian; (2) holds and transfers portfolio securities on account of such Fund; (3) accepts receipts and makes disbursements of money on behalf of such Fund; (4) collects and receives all income and other payments and distributions on account of such Fund's securities; and (5) makes periodic reports to the Board of Trustees concerning such Fund's operations.

                           PORTFOLIO TRADING PRACTICES

Under the Investment Advisory Agreement between the Trust and the Adviser, the Adviser has the responsibility of selecting brokers and dealers. The Adviser must place portfolio transactions with brokers and dealers who render satisfactory service in the execution of orders at the most favorable prices and at reasonable commission rates, but has discretion to pay a greater amount if it, in good faith, determines that such commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer, either in terms of that particular transaction or in fulfilling the overall responsibilities of the Adviser to the Funds. Where transactions are executed in the over-the-counter market, or in the "third market" (the over-the-counter market in listed securities), the Fund will normally first seek to deal with the primary market makers. However, when the Funds consider it advantageous to do so, they will utilize the services of brokers, but will, in all cases, attempt to negotiate the best price and execution. The determination of what may constitute the most favorable price and execution in a securities transaction by a broker involves a number of considerations, including, without limitation, the overall direct net economic result to the Funds (involving both price paid or received and any commissions or other costs paid), the efficiency with which the transaction is effected, the ability to effect the transaction at all if selling large blocks is involved, the availability of the broker to stand ready to execute possibly difficult transactions in the future and the financial strength and

--------------------------------------------------------------------------------
                                       17
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
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                                [GRAPHIC OMITTED]

stability of the broker. Such considerations are judgmental and are weighed by management in determining the overall reasonableness of brokerage commissions paid. In allocating any such portfolio brokerage on a national securities exchange, the Funds may consider the research, statistical and other factual information and services provided by brokers from time to time to the Adviser. Such services and information are available to the Adviser for the benefit of all clients of the Adviser and its affiliates and it is not practical for the Adviser to assign a particular value to any such service.

The Adviser intends to use brokers affiliated with the Adviser as brokers for the Funds where, in its judgment, such firms will be able to obtain a price and execution at least as favorable as other qualified brokers. Martin J. Whitman, David M. Barse, Michael Carney and Ian M. Kirschner, who are executive officers of the Trust and the Adviser, are also executive officers of MJW and M.J. Whitman Senior Debt Corp. ("Senior Debt Corp."), a broker of private debt instruments under common control with MJW.

In determining the commissions to be paid to MJW and Senior Debt Corp., it is the policy of the Funds that such commissions will, in the judgment of the Adviser, be (i) at least as favorable as those which would be charged by other qualified brokers having comparable execution capability and (ii) at least as favorable as commissions contemporaneously charged by MJW or Senior Debt Corp., as the case may be, on comparable transactions for its most favored unaffiliated customers, except for any customers of MJW or Senior Debt Corp., as the case may be, considered by a majority of the disinterested Trustees not to be comparable to the Funds. The Funds do not deem it practicable and in their best interests to solicit competitive bids for commission rates on each transaction. However, consideration is regularly given to information concerning the prevailing level of commissions charged on comparable transactions by other qualified brokers.

The Trustees from time to time, at least on a quarterly basis, will review, among other things, all the Funds' portfolio transactions including information relating to the commissions charged by MJW and Senior Debt Corp. to the Funds and to their other customers, and information concerning the prevailing level of commissions charged by other qualified brokers. In addition, the procedures pursuant to which MJW and Senior Debt Corp. effects brokerage transactions for the Funds must be reviewed and

--------------------------------------------------------------------------------
                                       18
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                                [GRAPHIC OMITTED]

approved  no  less  often  than  annually  by a  majority  of the  disinterested
Trustees.

The Adviser expects that it will execute a portion of the Funds' transactions through qualified brokers other than MJW and Senior Debt Corp. In selecting such brokers, the Adviser will consider the quality and reliability of the brokerage services, including execution capability and performance, financial responsibility, and investment information and other research provided by such brokers. Accordingly, the commissions charged by any such broker may be greater than the amount another firm might charge if management of the Trust determines in good faith that the amount of such commissions is reasonable in relation to the value of the brokerage services and research information provided by such broker to the Funds. Management of the Trust believes that the research information received in this manner provides the Funds with benefits by supplementing the research otherwise available to the Funds. Over-the-counter purchases and sales will be transacted directly with principal market makers, except in those circumstances where the Funds can, in the judgment of their management, otherwise obtain better prices and execution of orders. During the fiscal year ended October 31, 1997, the amount of brokerage transactions and related commissions that THIRD AVENUE VALUE FUND and THIRD AVENUE SMALL-CAP VALUE FUND directed to brokers due to research services provided were $75,880,891 and $156,693, and $39,274,127 and $78,938, respectively.

To the knowledge of the Funds, no affiliated person of the Funds receives give-ups or reciprocal business in connection with security transactions of the Funds. The Funds do not effect securities transactions through brokers in accordance with any formula, nor will they take the sale of Fund shares into account in the selection of brokers to execute security transactions. However, brokers who execute brokerage transactions for the Funds, including MJW and Senior Debt Corp., from time to time may effect purchases of Fund shares for their customers.

For the fiscal year ended October 31, 1997, THIRD AVENUE VALUE FUND incurred total brokerage commissions of $620,345 of which approximately $460,641 (or 74.26%) was paid to MJW and $18,047 (or 2.91%) was paid to Senior Debt Corp. For the fiscal year ended October 31, 1996,

--------------------------------------------------------------------------------
                                       19
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                                [GRAPHIC OMITTED]

THIRD AVENUE VALUE FUND incurred total brokerage commissions of $447,855 of which approximately $329,168 (or 73%) was paid to MJW and $70,250 (or 16%) was paid to Senior Debt Corp. For the year ended October 31, 1995, the Fund incurred total brokerage commissions of $320,517, of which approximately $269,152 (or 84%) was paid to MJW and $22,689 (or 7%) was paid to Senior Debt Corp.

For the fiscal year ended October 31, 1997, THIRD AVENUE SMALL-CAP VALUE FUND incurred total brokerage commissions of $78,938 of which approximately $50,977 (or 64.58%) was paid to MJW.

These amounts include fees paid by MJW to its clearing agents. Commissions paid by the Funds to MJW are paid at an average discount of at least 20% to the normal fees charged by MJW.

For the fiscal year ended October 31, 1997, THIRD AVENUE VALUE FUND effected 37% and 3% of its total transactions for which commissions were paid through MJW and Senior Debt Corp., respectively. For the fiscal year ended October 31, 1997, THIRD AVENUE SMALL-CAP VALUE FUND effected 32% of its total transactions for which commissions were paid through MJW.

At October 31, 1997, THIRD AVENUE VALUE FUND held securities of the following of the Fund's regular broker-dealers: Piper Jaffray Companies, Inc. (the market value of which was $3,666,644 at October 31, 1997), and Raymond James Financial, Inc. (the market value of which was $23,625,000 at October 31, 1997).

                                 PURCHASE ORDERS

Each Fund reserves the right, in its sole discretion, to refuse purchase orders. Without limiting the foregoing, a Fund will consider exercising such refusal right when it determines that it cannot effectively invest the available funds on hand in accordance with the Fund's investment policies.

                              REDEMPTION OF SHARES

The procedure for redemption of Fund shares under ordinary circumstances is set forth in the Prospectus. In unusual circumstances, such as in

--------------------------------------------------------------------------------
                                       20
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                                [GRAPHIC OMITTED]

the case of a suspension of the determination of net asset value, the right of redemption is also suspended and, unless redeeming shareholders withdraw their certificates from deposit, they will receive payment of the net asset value next determined after termination of the suspension. The right of redemption may be suspended or payment upon redemption deferred for more than seven days: (a) when trading on the New York Stock Exchange (the "NYSE") is restricted; (b) when the NYSE is closed for other than weekends and holidays; (c) when the Securities and Exchange Commission (the "SEC") has by order permitted such suspension; or (d) when an emergency exists making disposal of portfolio securities or valuation of net assets of a Fund not reasonably practicable; provided that applicable rules and regulations of the SEC shall govern as to whether the conditions prescribed in (a), (c) or (d) exist.

REDEMPTION IN KIND

Each Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940 pursuant to which such Fund is obligated during any 90 day period to redeem shares for any one shareholder of record solely in cash up to the lesser of $250,000 or 1% of the net asset value of such Fund at the beginning of such period. Should a redemption exceed such limitation, a Fund may deliver, in lieu of cash, readily marketable securities from its portfolio. The securities delivered will be selected at the sole discretion of such Fund, will not necessarily be representative of the entire portfolio and may be securities which the Fund would otherwise sell. The redeeming shareholder will usually incur brokerage costs in converting the securities to cash. The method of valuing securities used to make the redemptions in kind will be the same as the method of valuing portfolio securities and such valuation will be made as of the same time the redemption price is determined. See "Calculation of Net Asset Value."

                 DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAXES

GENERAL

Each Fund intends to qualify and to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of

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                                [GRAPHIC OMITTED]

1986, as amended (the "Code"). If they so qualify, the Funds will not be subject to Federal income tax on their net investment income and net short-term capital gain, if any, realized during any fiscal year to the extent that they distribute such income and gain to their shareholders.

Each Fund will either distribute or retain for reinvestment all or part of any net long-term capital gain. If any such net capital gain is retained, the Fund will be subject to a tax of 35% of such amount. In that event, the Fund expects to designate the retained amount as undistributed capital gains in a notice to its shareholders, each of whom (1) will be required to include in income for tax purposes, as long-term capital gains, its share of such undistributed amount,
(2) will be entitled to credit its proportionate share of the tax paid by the Fund against its Federal income tax liability and to claim refunds to the extent the credit exceeds such liability, and (3) will increase its basis in its shares of such Fund by an amount equal to 65% of the amount of the undistributed capital gains included in such shareholder's gross income. A distribution by a Fund will be treated as paid during any calendar year if it is declared by the Fund in October, November or December of that year, payable to shareholders of record on a date during such month and paid by the Fund during January of the following year. Any such distribution paid during January of the following year will be deemed to be received on December 31 of the year the distribution is declared, rather than when the distribution is received.

Under the Code, amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a 4% excise tax. To avoid the tax, each Fund must distribute during each calendar year, an amount equal to at least the sum of (1) 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) 98% of its capital gains in excess of its capital losses for the twelve-month period ending on October 31 of the calendar year (unless an election is made by a Fund with a November or December year end to use the Fund's fiscal year), and (3) all ordinary income and net capital gains for previous years that were not previously distributed.


Gains or losses on the sales of securities by a Fund will be treated as long-term capital gains or losses if the securities have been held by such Fund for more than twelve months, with gains on sales prior to January 1, 1998 tax-


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                                       22
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                                [GRAPHIC OMITTED]


able at a lower rate if the securities were held by the Fund for more than eighteen months. The Taxpayer Relief Act of 1997 generally reduced the maximum federal tax rate for noncorporate taxpayers on long-term capital gains generated from assets held for more than eighteen months from 28% to 20%. The holding period was subsequently reduced to twelve months effective January 1, 1998. Capital gains from assets held for more than twelve months but not more than eighteen months were taxed at a maximum 28% rate through December 31, 1997. After the close of each calendar year, the shareholders of each Fund will receive information regarding the amount and the tax character of that Fund's distributions. Gains or losses on the sale of securities held for twelve months or less will be short-term capital gains or losses.

The Federal income tax treatment of the various high yield debt securities and other debt instruments (collectively, "Instruments" and individually, an "Instrument") to be acquired by the Funds will depend, in part, on the nature of those Instruments and the application of various tax rules. The Funds may derive interest income through the accrual of stated interest payments or through the application of the original issue discount rules, the market discount rules or other similar provisions. The Funds may be required to accrue original issue discount income, and in certain circumstances the Funds may be required to accrue stated interest even though no concurrent cash payments will be received. Moreover, it is the position of the IRS that a holder of a debt instrument subject to the original issue discount rules is required to recognize interest income regardless of the financial condition of the obligor, even where there is no reasonable expectancy that the Instrument will be redeemed according to its terms. If a Fund acquires an Instrument at a discount and the terms of that Instrument are subsequently modified, the Fund could be required to recognize gain at the time of the modification even though no cash payments will have been received at that time. The market discount rules, as well as certain other provisions, may require that a portion of any gain recognized on the sale, redemption or other disposition of an Instrument be treated as ordinary income as opposed to capital gain. Also, under the market discount rules, if a Fund were to receive a partial payment on an Instrument, the Fund could be required to recognize ordinary income at the time of the partial


--------------------------------------------------------------------------------
                                       23
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
================================================================================

payment, even though the Instrument may ultimately be settled at an overall loss. As a result of these and other rules, the Funds may be required to recognize taxable income which they would be required to distribute, even though the underlying Instruments have not made concurrent cash distributions to the Funds.

The body of law governing these Instruments is complex and not well developed. Thus the Funds and their advisors may be required to interpret various provisions of the Internal Revenue Code and Regulations and take certain positions on the Funds' tax returns, in situations where the law is somewhat uncertain.

DISTRIBUTIONS

Distributions of investment company taxable income (which includes taxable interest income and the excess of net short-term capital gain over net long-term capital loss) are taxable to a U.S. shareholder as ordinary income, whether paid in cash or in additional Fund shares. Dividends paid by a Fund will qualify for the 70% deduction for dividends received by corporations to the extent the Fund's income consists of qualified dividends received from U.S. corporations. Distributions of net capital gain (which consists of the excess of net long-term capital gain over net short-term capital loss), if any, are taxable as long-term capital gain, whether paid in cash or in shares, regardless of how long the shareholder has held the applicable Fund's shares, and are not eligible for the dividends received deduction. Shareholders receiving distributions in the form of newly issued shares will have a basis in such shares equal to the fair market value of such shares on the distribution date. If the net asset value of shares is reduced below a shareholder's cost as a result of a distribution by a Fund, such distribution may be taxable even though it represents a return of invested capital. The price of shares purchased at any time may reflect the amount of a forthcoming distribution. Those purchasing shares just prior to distribution will receive a distribution which will be taxable to them, even though the distribution represents in part a return of their invested capital.

REDEMPTION OF SHARES

Upon a redemption of shares,  a shareholder  will realize a taxable gain or loss

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                                       24
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                                [GRAPHIC OMITTED]

equal to the difference between the redemption proceeds and the basis in the shares redeemed. Shareholders should consult their tax advisors regarding the determination of the basis in any shares redeemed. Such gain or loss will generally be treated as long-term capital gain or loss if the shares have been held for more than twelve months. Any loss realized on a sale will be disallowed to the extent the shares disposed of are replaced within a 61-day period beginning 30 days before and ending 30 days after the date the shares are disposed of. In such case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

Any loss realized by a shareholder on the sale of a Fund's shares held by the shareholder for six months or less will be treated for tax purposes as a long-term capital loss to the extent of any distributions of net capital gain received by the shareholder with respect to such shares.

BACKUP WITHHOLDING

The Funds may be required to withhold Federal income tax at a rate of 31% on all taxable distributions payable to shareholders who fail to provide the Funds with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Backup withholding is not an additional tax; any amounts withheld may be credited against the shareholder's Federal income tax liability.

                             PERFORMANCE INFORMATION

Performance information for the Funds may appear in advertisements, sales literature, or reports to shareholders or prospective shareholders. Performance information in advertisements and sales literature may be expressed as "average annual return" and "total return."

Each Fund's average annual return quotation is computed in accordance with a standardized method prescribed by rules of the SEC. The average annual return for a specific period is found by first taking a hypothetical $1,000 investment ("initial investment") in the Fund's shares on the first day of the period and computing the redeemable value of that investment at the end of the period. The redeemable value is then divided by the ini-

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                                       25
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                                [GRAPHIC OMITTED]

tial investment, and this quotient is taken to the Nth root (N representing the number of years in the period) and is subtracted by the result, which is then expressed as a percentage. The calculation assumes that all income and capital gains dividends paid by the Fund have been reinvested at net asset value on the reinvestment dates during the period.

Calculation of a Fund's total return is not subject to a standardized formula. Total return performance for a specific period is calculated by taking an initial investment in the Fund's shares on the first day of the period and computing the redeemable value of that investment at the end of the period. The total return percentage is then determined by subtracting the initial investment from the redeemable value and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income and capital gains dividends by the Fund have been reinvested at net asset value on the reinvestment dates during the period. Total return may also be shown as the increased dollar value of the hypothetical investment over the period.

THIRD AVENUE VALUE FUND's total return from inception (November 1, 1990), through fiscal year ended October 31, 1997, was 327.92%. THIRD AVENUE VALUE FUND's average annual return from inception through fiscal year ended October 31, 1997, was 23.07%.

THIRD AVENUE SMALL-CAP VALUE FUND's total return from inception (April 1, 1997), through fiscal year ended October 31, 1997, was 23.70%. THIRD AVENUE SMALL-CAP VALUE FUND's average annual return from inception through fiscal year ended October 31, 1997, was 43.97%.

                              FINANCIAL STATEMENTS


The Funds' financial statements and notes thereto appearing in (i) their Annual Report to Shareholders and report thereon of PricewaterhouseCoopers LLP, independent accountants, appearing therein, and (ii) their Semi-Annual Report for the period ended April 30, 1998, are incorporated by reference in this Statement of Additional Information. The Funds will issue unaudited semi-annual and audited annual financial statements.


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                                       26
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                                BOARD OF TRUSTEES
                                 Phyllis W. Beck
                                 Lucinda Franks
                                Gerald Hellerman
                                  Marvin Moser
                               Myron M. Sheinfeld
                                  Martin Shubik
                                Charles C. Walden
                                 Barbara Whitman
                                Martin J. Whitman

                                    OFFICERS
                               Martin J. Whitman
                        Chairman, Chief Executive Officer

                                 David M. Barse
                       President, Chief Operating Officer

                                 Michael Carney
                       Chief Financial Officer, Treasurer

                        Kerri Weltz, Assistant Treasurer

                 Ian M. Kirschner, General Counsel and Secretary

                               INVESTMENT ADVISER
                               EQSF Advisers, Inc.
                                767 Third Avenue
                             New York, NY 10017-2023

                                   DISTRIBUTOR
                               M.J. Whitman, Inc.
                                767 Third Avenue
                             New York, NY 10017-2023

                                 TRANSFER AGENT
                    First Data Investor Services Group, Inc.
                               3200 Horizon Drive
                                 P.O. Box 61503
                         King of Prussia, PA 19406-0903
                                 (610) 239-4600
                           (800) 443-1021 (toll-free)

                                   CUSTODIANS

       THIRD AVENUE VALUE FUND             THIRD AVENUE SMALL-CAP VALUE FUND
    North American Trust Company             THIRD AVENUE HIGH YIELD FUND
            525 B Street                  THIRD AVENUE REAL ESTATE VALUE FUND
      San Diego, CA 92101-4492                  Custodial Trust Company
                                                  101 Carnegie Center
                                               Princeton, NJ 08540-6231

                                [GRAPHIC OMITTED]


                                767 THIRD AVENUE
                               NEW YORK, NY 10017
                              Phone (212) 888-5222
                            Toll Free (800) 443-1021
                            www.thirdavenuefunds.com

PART C - OTHER INFORMATION

Item 24. FINANCIAL STATEMENTS AND EXHIBITS

         (a)  Financial Statements

               Included in Part A:

               Financial Highlights for THIRD AVENUE VALUE FUND for each of the seven years in the period ended October 31, 1997 and the six months ended April 30, 1998. Financial Highlights for THIRD AVENUE SMALL-CAP VALUE FUND for the period from commencement of operations to October 31, 1997 and for the six months ended April 30, 1998. Financial Highlights for THIRD AVENUE HIGH YIELD FUND for the period from commencement of operations to April 30, 1998.

               Included in Part B of the Registration Statement:

               THIRD AVENUE VALUE FUND Portfolio of Investments at October 31, 1997, Statement of Assets and Liabilities at October 31, 1997, Statements of Operations for the year ended October 31, 1997, Statement of Changes in Net Assets for the years ended October 31, 1997 and 1996, Financial Highlights for the years ended October 31, 1997, 1996, 1995, 1994 and 1993 and Notes to
               Financial Statements for the year ended October 31, 1997. Reports of Independent Accountants. Portfolio of Investments at April 30, 1998, Statement of Assets and Liabilities at April 30, 1998, Statements of Operations for the six months ended April 30, 1998, Statement of Changes in Net Assets for the six months ended April 30, 1998 and the year ended October 31, 1997, Financial Highlights for the six months ended April 30, 1998 and the years ended October 31, 1997, 1996, 1995, 1994 and 1993 and Notes to
               Financial Statements for the six months ended April 30, 1998. Incorporated by reference to the Statement of Additional Information.

               THIRD AVENUE SMALL-CAP VALUE FUND Portfolio of Investments at October 31, 1997, Statement of Assets and Liabilities at October 31, 1997, Statements of Operations for the period ended October 31, 1997, Statement of Changes in Net Assets for the period ended October 31, 1997, Financial Highlights for the period ended October 31, 1997 and Notes to Financial Statements for the period ended October 31, 1997. Reports of Independent Accountants. Portfolio of Investments at April 30, 1998, Statement of Assets and Liabilities at April 30, 1998, Statements of Operations for the six months ended April 30, 1998, Statement of Changes in Net Assets for the six months ended April 30, 1998 and the period ended October 31, 1997, Financial Highlights for the six months ended April 30, 1998 and the period ended October 31, 1997 and Notes to Financial Statements for the six months ended April 30, 1998. Incorporated by reference to the Statement of Additional Information.

               THIRD AVENUE HIGH YIELD FUND Portfolio of Investments at April 30, 1998, Statement of Assets and Liabilities at April 30, 1998, Statements of Operations for the period ended April 30, 1998, Statement of Changes in Net Assets for the period ended April 30, 1998, Financial Highlights for the period ended April 30, 1998 and Notes to Financial Statements for the six months ended April 30, 1998. Incorporated by reference to the Statement of Additional Information.

         (b)   Exhibits:

               Exhibits filed pursuant to Form N-1A:

               (1) Trust Instrument and Certificate of Trust are incorporated by reference to Exhibit No. (1) of Registration Statement No. 333-20891 filed on January 31, 1997.

               (2) By-Laws are incorporated by reference to Exhibit No. (2) of Registration Statement No. 333-20891 filed on January 31, 1997.

               (5) Investment Advisory Contracts for THIRD AVENUE VALUE FUND and THIRD AVENUE SMALL-CAP VALUE FUND are incorporated by reference to Exhibit No. (5) of Pre-Effective Amendment No. 1 to the Registration Statement No. 333-20891 filed March 25, 1997. Investment Advisory Contract for the THIRD AVENUE HIGH YIELD FUND is incorporated by reference to Exhibit No.
                     (5) of Post-Effective Amendment No. 3 to the Registration Statement No. 333-20891 filed February 9, 1998. Investment Advisory Contract for the THIRD AVENUE REAL ESTATE VALUE FUND is filed herewith.

               (6) Distribution Agreements for THIRD AVENUE VALUE FUND and THIRD AVENUE SMALL-CAP VALUE FUND are incorporated by reference to Exhibit No. (6) of Pre-Effective Amendment No. 1 to the Registration Statement No. 333-20891 filed March 25, 1997. Distribution Agreement for THIRD AVENUE HIGH YIELD FUND is incorporated by reference to Exhibit No. (6) of Post-Effective Amendment No. 3 to the Registration Statement No. 333-20891 filed February 9, 1998. Distribution Agreement for the THIRD AVENUE REAL ESTATE VALUE FUND is filed herewith.


               (8)   Custodian Agreements

                     (a) Custody Agreement between Third Avenue Trust on behalf of THIRD AVENUE VALUE FUND and North American Trust Company is incorporated by reference to Exhibit No.
                          (8)(a) of Pre-Effective Amendment No. 1 to the Registration Statement No. 333-20891 filed March 25, 1997.

                     (b) Custody Agreement between Third Avenue Trust on behalf of THIRD AVENUE SMALL-CAP VALUE FUND and Custodial Trust Company is incorporated by reference to Exhibit No. (8)(b) of Pre-Effective Amendment No. 1 to the Registration Statement No. 333-20891 filed March 25, 1997.

                          Amendment to Custody Agreement to include THIRD AVENUE HIGH YIELD FUND is incorporated by reference to Exhibit No. (8)(b) of Post-Effective Amendment No. 3 to the Registration Statement No. 333-20891 filed February 9, 1998.


                          Amendment to Custody Agreement to include THIRD AVENUE REAL ESTATE VALUE FUND is filed herewith.


               (9)   (a)  Transfer  Agent  Services  Agreement  for THIRD AVENUE
                          VALUE FUND and THIRD AVENUE SMALL-CAP VALUE FUND is incorporated by reference to Exhibit No. (9)(a) of Pre-Effective Amendment No. 1 to the Registration Statement No. 333-20891 filed March 25, 1997.

                          Amendment to Transfer Agent Services Agreement to include THIRD AVENUE HIGH YIELD FUND is incorporated by reference to Exhibit No. (9)(a) of Post-Effective Amendment No. 3 to the Registration Statement No. 333-20891 filed February 9, 1998.

                          Amendment to Transfer Agent Services Agreement to include THIRD AVENUE REAL ESTATE VALUE FUND is filed herewith.

                     (b) Administration Agreement for THIRD AVENUE VALUE FUND and THIRD AVENUE SMALL-CAP VALUE FUND is incorporated by reference to Exhibit No. (9)(b) of Pre-Effective Amendment No. 1 to the Registration Statement No. 333-20891 filed March 25, 1997.

                          Amendment to Administration Agreement to include THIRD AVENUE HIGH YIELD FUND is incorporated by reference to Exhibit No. (9)(b) of Post-Effective Amendment No. 3 to the Registration Statement No. 333-20891 filed February 9, 1998.

                          Amendment to Administration Agreement to include THIRD AVENUE REAL ESTATE VALUE FUND is filed herewith.

                     (c) Accounting Services Agreement for THIRD AVENUE VALUE FUND and THIRD AVENUE SMALL-CAP VALUE FUND is incorporated by reference to Exhibit No. (9)(c) of Pre-Effective Amendment No. 1 to the Registration Statement No. 333-20891 filed March 25, 1997.

                          Amendment to Accounting Services Agreement to include THIRD AVENUE HIGH YIELD FUND is incorporated by reference to Exhibit No. (9)(c) of Post-Effective
                          Amendment No. 3 to the Registration Statement No. 333-20891 filed February 9, 1998.

                          Amendment to Accounting Services Agreement to include THIRD AVENUE REAL ESTATE VALUE FUND is filed herewith.

               (10) (a) Opinion and Consent of Counsel regarding the legality of the securities being issued to be filed with Post-Effective Amendment No. 6.

               (11)   Consent of Independent Auditors is filed herewith.

               (14) Individual Retirement Account Disclosure Statement and Custodial Account Agreement is incorporated by reference to Exhibit No. (14) of Pre-Effective Amendment No. 1 to the Registration Statement No. 333-20891 filed March 25, 1997.

               (17)   Financial Data Schedule

                      THIRD AVENUE VALUE FUND is incorporated by reference to Exhibit No. (17) of Post-Effective Amendment No. 3 to the Registration Statement No. 333-20891 filed February 9, 1998. THIRD AVENUE SMALL-CAP VALUE FUND is incorporated by reference to Exhibit No. (17) of Post-Effective Amendment No. 3 to the Registration Statement No. 333-20891 filed February 9, 1998.

               (19)   Trustees' Powers of Attorney are incorporated by reference
                      to  Exhibit  No.  (19)  of   Registration   Statement  No.
                      333-20891 filed on January 31, 1997.

Item 25.              Persons   Controlled  By  or  Under  Common  Control  with
                      Registrant.
               Not Applicable.

Item 26.              Number of holders of securities.

               Title of Class
               Common Stock                             Number of Record Holders
               (No Par Value)                           As of August 28 , 1998

               THIRD AVENUE VALUE FUND                  39,173
               THIRD AVENUE SMALL-CAP VALUE FUND         4,617
               THIRD AVENUE HIGH YIELD FUND                263
Item 27.               Indemnification.

               Reference is made to Article X of the Registrant's Trust Instrument.

               Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust's Trust Instrument, its By-Laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 28.             Business and other connections of investment adviser.

               EQSF Advisers, Inc., 767 Third Avenue, New York, New York 10017-2023 provides investment advisory services to investment companies and as of September 3, 1998 had approximately $1,655 million in assets under management.

               For information as to any other business, vocation or employment of a substantial nature in which each Director or officer of the Registrant's investment adviser has been engaged for his own account or in the capacity of Director, officer, employee,
               partner  or  trustee,   reference  is  made  to  Form  ADV  (File
               #801-27792) filed by it under the Investment Advisers Act of 1940.

Item 29.                   Principal underwriters.

               (a)  Not Applicable.

               (b)  Not Applicable.

               (c)  Not Applicable.

Item 30.       Location of accounts and records.

All records described in Section 31 (a) of the Investment Company Act of 1940, as amended and Rules 17 CFR 270.31a-1 to 31a-31 promulgated thereunder, are maintained by the Trust's Investment Adviser, EQSF Advisers, Inc. 767 Third Avenue, NY, NY 10017-2023, except for those records maintained by the Trust's Custodians, North American Trust Company, 525 B Street, San Diego, CA 92101-4492 and Custodial Trust Company, 101 Carnegie Center, Princeton, NJ 08540-6231, and the Trust's Shareholder Service and Fund Accounting and Pricing Agent, First Data Corporation, 3200 Horizon Drive, P.O. Box 61503, King of Prussia, PA 19406-0903.

Item 31.              Management services.
               None.

Item 32.             Undertakings.

               a) THIRD AVENUE REAL ESTATE VALUE FUND hereby undertakes to provide each person to whom a prospectus is delivered with a copy of the Fund's latest annual report to shareholders, containing the information called for by Item 5A, upon request and without charge.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 5 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 10th day of September, 1998.

                                    THIRD AVENUE TRUST
                                    Registrant


                                    /s/ Martin J. Whitman
                                    ---------------------------
                                    Martin J. Whitman, Chairman

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 5 to the Registration Statement of Third Avenue Trust has been signed below by the following persons in the capacities and on the date indicated.

Signature                             Capacity             Date
/s/ MARTIN J. WHITMAN
---------------------
Martin J. Whitman                     Trustee              9/10/98

/s/ PHYLLIS W. BECK
-------------------
Phyllis W. Beck                       Trustee              9/10/98

/s/ MARTIN SHUBIK
-----------------
Martin Shubik                         Trustee              9/10/98

/s/ MYRON M. SHEINFELD
----------------------
Myron M. Sheinfeld                    Trustee              9/10/98

/s/ GERALD HELLERMAN
--------------------
Gerald Hellerman                      Trustee              9/10/98

/s/ CHARLES C. WALDEN
---------------------
Charles C. Walden                     Trustee              9/10/98

/s/ MARVIN MOSER
----------------
Marvin Moser                          Trustee              9/10/98

/s/ BARBARA WHITMAN
-------------------
Barbara Whitman                       Trustee              9/10/98

/s/ LUCINDA FRANKS
------------------
Lucinda Franks                        Trustee               9/10/98

SCHEDULE OF EXHIBITS TO FORM N-1A

Exhibit
Number                    Exhibit

Item 24(b)

(5)                     Investment Advisory Contract for THIRD AVENUE
                        REAL ESTATE VALUE FUND

(6)                     Distribution Agreement for THIRD AVENUE REAL
                        ESTATE VALUE FUND

(8)(b) Amendment to Custody Agreement to include THIRD AVENUE REAL ESTATE VALUE FUND

(9)(a) Amendment to Transfer Agent Services Agreement to include THIRD AVENUE REAL ESTATE VALUE FUND

(9)(b) Amendment to Administration Agreement to include THIRD AVENUE REAL ESTATE VALUE FUND

(9)(c) Amendment to Accounting Services Agreement to include THIRD AVENUE REAL ESTATE VALUE FUND

(11)                    Consent of Independent Auditors